UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                              SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                              Schroder Series Trust
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                     DATE OF REPORTING PERIOD: JULY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                    Value $
----------                                               --------------
              COMMON STOCK  - 93.9%
              AUTO & TRANSPORTATION - 1.6%
        600   Expeditors International Washington                27,282
      1,400   JB Hunt Transport Services                         28,798
      2,000   Wabtec                                             53,120
                                                         --------------
                                                                109,200
              CONSUMER DISCRETIONARY - 14.4%
     11,800   Activision (1)                                    141,010
      2,100   Cheesecake Factory (1)                             47,985
      1,400   ChoicePoint (1)                                    47,824
        500   Corporate Executive Board                          47,000
        900   Corrections Corp. of America (1)                   49,140
      1,500   DreamWorks Animation SKG Class A (1)               31,410
      2,100   Heidrick & Struggles International (1)             67,872
      1,600   Lamar Advertising Class A (1)                      78,464
      1,800   PETCO Animal Supplies (1)                          50,526
      1,500   Regis                                              50,520
      1,300   Ritchie Brothers Auctioneers                       70,200
      5,300   Scientific Games Class A (1)                      180,041
      4,000   Watson Wyatt Worldwide Class A                    131,840
                                                         --------------
                                                                993,832
              CONSUMER STAPLES - 2.1%
      5,900   Constellation Brands Class A (1)                  144,314
                                                         --------------
              FINANCIAL SERVICES - 13.5%
        800   AllianceBernstein Holding LP                       52,000
      1,100   Brandywine Realty Trust                            34,804
      1,500   Checkfree (1)                                      66,750
      1,600   Compass Bancshares                                 94,304
      1,300   Cullen/Frost Bankers                               76,336
        800   Dun & Bradstreet (1)                               53,376
      3,700   Max Re Capital                                     83,250
      1,700   Reinsurance Group of America                       84,269
      1,800   RenaissanceRe Holdings                             93,258
      1,300   SVB Financial Group (1)                            58,266
      2,502   United Dominion Realty Trust                       69,681
      1,400   Westamerica Bancorporation                         67,354
      2,400   Willis Group Holdings                              78,072
        700   WR Berkley                                         25,200
                                                         --------------
                                                                936,920
              HEALTH CARE - 15.3%
      1,400   Advanced Medical Optics (1)                        68,950
        700   Amylin Pharmaceuticals (1)                         34,160
      2,000   Barr Pharmaceuticals (1)                           99,520


  Shares                                                    Value $
----------                                               --------------
        700   Bausch & Lomb                                      33,110
      2,700   DaVita (1)                                        135,054
      4,900   Diversa (1)                                        45,864
      2,400   Endo Pharmaceuticals Holdings (1)                  74,568
        500   Fisher Scientific International (1)                37,055
     11,300   Healthsouth (1)                                    44,635
      2,100   Invitrogen (1)                                    129,759
      5,400   Medicis Pharmaceutical Class A                    148,824
      1,900   Psychiatric Solutions (1)                          59,831
      3,900   Thermo Electron (1)                               144,339
                                                         --------------
                                                              1,055,669
              MATERIALS & PROCESSING - 9.5%
      2,700   Albemarle                                         136,134
      1,200   Ashland                                            79,812
        700   Bunge                                              38,206
        800   Fluor                                              70,264
      1,500   Goldcorp                                           43,905
        400   IPSCO                                              37,644
        900   Jacobs Engineering Group (1)                       74,691
      2,600   Lubrizol                                          111,202
      1,100   Pactiv (1)                                         26,961
      2,400   ShawCor (1)                                        41,343
                                                         --------------
                                                                660,162
              OTHER - 1.7%
      2,300   ITT                                               116,265
                                                         --------------
              OTHER ENERGY - 7.3%
      2,400   Cameron International (1)                         120,984
      1,900   Denbury Resources (1)                              65,873
      6,100   Dresser-Rand Group (1)                            138,897
      1,100   Noble                                              78,925
        900   Noble Energy                                       45,549
      1,100   Weatherford International (1)                      51,524
                                                         --------------
                                                                501,752
              PRODUCER DURABLES - 5.6%
      1,300   Crown Castle International (1)                     45,799
      3,200   Dover                                             150,848
      2,100   DRS Technologies                                   97,209
      3,400   Tektronix                                          92,718
                                                         --------------
                                                                386,574
              TECHNOLOGY - 20.8%
      2,900   Amdocs (1)                                        105,212
      1,100   Amphenol Class A                                   61,688
      5,400   Axcelis Technologies (1)                           29,862
      6,400   BEA Systems (1)                                    75,136
      3,400   Cognos (1)                                        106,250
      7,100   Emulex (1)                                        105,719


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. SMALL AND MID CAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                    Value $
----------                                               --------------
              COMMON STOCK - (CONTINUED)
              TECHNOLOGY - (CONTINUED)
      2,700   Harris                                            122,985
      4,900   Integrated Device Technology (1)                   75,803
      3,400   Intersil Class A                                   79,934
     11,900   Parametric Technology (1)                         183,974
      5,000   Perot Systems Class A (1)                          66,600
      3,900   QLogic (1)                                         68,211
      3,300   SRA International Class A (1)                      79,827
      8,000   Symbol Technologies                                88,400
     10,700   VeriSign (1)                                      191,851
                                                         --------------
                                                              1,441,452
              UTILITIES - 2.1%
      1,200   NII Holdings (1)                                   63,336
      2,900   Southern Union                                     78,706
                                                         --------------
                                                                142,042
                                                         --------------
              TOTAL COMMON STOCK
               (Cost $6,727,942)                              6,488,182
                                                         --------------
              SHORT-TERM INVESTMENTS  - 6.1%
Principal
Amount $
----------

      1,773   JPMorgan Chase Bank, N.A. Time
               Deposit (Nassau), 4.84%                            1,773
  Shares
----------
    225,500   SEI Daily Income Trust Money
               Market Fund, Class A,
               5.33%  (2)                                       225,500
    195,000   SEI Daily Income Trust Prime
               Obligation Fund, Class A,
               5.31%  (2)                                       195,000
                                                         --------------
              TOTAL SHORT-TERM INVESTMENTS
               (Cost $422,273)                                  422,273
                                                         --------------
              TOTAL INVESTMENTS - 100.0%
               (Cost $7,150,215)*                             6,910,455
                                                         --------------
              OTHER ASSETS LESS LIABILITIES - 0.0%                2,690
                                                         --------------
              TOTAL NET ASSETS - 100.0%                  $    6,913,145
                                                         ==============

*At July 31, 2006, the tax basis cost of the Fund's investments was $7,150,215, and the unrealized appreciation and depreciation of investments owned by the Fund were $156,930 and $(396,690), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is the 7-day effective yield as of July 31, 2006.
LP -- Limited Partnership
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                    Value $
----------                                               --------------
              COMMON STOCK  - 90.1%
              ARGENTINA - 2.1%
      5,700   Telecom Argentina ADR                              72,162
      4,100   Tenaris ADR                                       159,572
                                                         --------------
                                                                231,734
              BRAZIL - 9.8%
        700   All America Latina Logistica (1)                   47,375
      3,600   Banco Bradesco ADR                                120,708
      6,000   Cia de Concessoes Rodoviarias (1)                  56,414
      1,600   Cia Energetica de Minas Gerais ADR                 69,776
     10,100   Cia Vale do Rio Doce ADR                          200,990
      3,600   CPFL Energia (1)                                   44,723
      1,650   Gerdau ADR                                         25,690
      5,000   Petroleo Brasileiro ADR                           414,200
      1,200   Unibanco - Uniao de Bancos Brasileiros ADR         83,244
                                                         --------------
                                                              1,063,120
              CHILE - 1.6%
        900   Banco Santander Chile ADR                          35,190
      7,100   Enersis ADR                                        83,922
        500   Sociedad Quimica y Minera ADR                      53,755
                                                         --------------
                                                                172,867
              CHINA - 4.6%
     62,000   China Construction Bank Class H                    27,131
     62,000   China Petroleum & Chemical Class H                 34,791
    102,000   Guangshen Railway Class H                          40,958
     80,000   PetroChina Class H                                 90,709
     70,000   Ping An Insurance Group Class H (1)               234,237
     74,000   Tingyi Cayman Islands Holding                      43,810
     11,200   ZTE Class H                                        32,865
                                                         --------------
                                                                504,501
              CZECH REPUBLIC - 0.9%
      2,734   CEZ (1)                                            99,922
                                                         --------------
              HONG KONG - 6.0%
     68,000   China Mengniu Dairy                                82,266
     32,000   China Mobile                                      206,129
    271,000   CNOOC                                             230,545
     62,000   COSCO Pacific                                     137,886
                                                         --------------
                                                                656,826


  Shares                                                    Value $
----------                                               --------------
              INDIA - 1.0%
        570   Grasim Industries GDR  (2)                         25,468
        800   Infosys Technologies ADR                           32,872
      1,207   Reliance Industries GDR  (2)                       51,044
                                                         --------------
                                                                109,384
              INDONESIA - 1.6%
     52,500   Astra Agro Lestari                                 48,252
     55,000   PT Astra International (1)                         58,118
     82,000   Telekomunikasi Indonesia (1)                       67,243
                                                         --------------
                                                                173,613
              ISRAEL - 2.9%
      2,504   Bank Hapoalim ADR                                  55,999
      8,300   Bank Leumi Le-Israel (1)                           29,435
     42,500   Bezeq Israeli Telecommunication (1)                50,797
     10,900   Israel Chemicals (1)                               51,649
      3,800   Teva Pharmaceutical Industries ADR                125,704
                                                         --------------
                                                                313,584
              MALAYSIA - 4.3%
     42,900   Astro All Asia Networks (1)                        55,151
     98,400   Bumiputra-Commerce Holdings (1)                   165,525
     19,000   Genting (1)                                       129,923
      9,700   Malayan Banking (1)                                27,858
     34,100   SP Setia (1)                                       34,510
     21,000   Tenaga Nasional (1)                                52,558
                                                         --------------
                                                                465,525
              MEXICO - 4.0%
     11,000   Alfa Class A (1)                                   55,809
      6,000   America Movil ADR Series L                        214,680
     17,500   Grupo Financiero Banorte (1)                       48,066
     36,200   Wal-Mart de Mexico Series V (1)                   111,651
                                                         --------------
                                                                430,206
              PERU - 0.5%
        500   Cia de Minas Buenaventura ADR                      14,555
        400   Credicorp                                          12,316
        300   Southern Copper                                    28,950
                                                         --------------
                                                                 55,821
              PHILIPPINES - 0.6%
    232,000   Ayala Land (1)                                     62,026
                                                         --------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


   Shares                                                   Value $
----------                                               --------------
              COMMON STOCK - (CONTINUED)
              POLAND - 1.9%
      1,100   Central European Distribution (1)                  26,510
      2,300   Polski Koncern Naftowy Orlen (1)                   45,193
      6,400   Powszechna Kasa Oszczednosci Bank Polski (1)       84,667
      6,800   Telekomunikacja Polska (1)                         46,743
                                                         --------------
                                                                203,113
              RUSSIA - 9.5%
        894   CTC Media (1)                                      16,923
      3,300   LUKOIL ADR                                        286,440
        600   MMC Norilsk Nickel ADR                             80,400
      3,200   Mobile Telesystems ADR                            102,208
      1,900   NovaTek GDR                                        88,920
     10,025   OAO Gazprom ADR                                   417,842
      2,000   Sistema GDR                                        44,100
                                                         --------------
                                                              1,036,833
              SOUTH AFRICA - 5.3%
      3,300   ABSA Group                                         48,868
      9,200   Aspen Pharmacare Holdings (1)                      46,857
     28,800   FirstRand                                          71,844
      3,600   Gold Fields                                        74,418
        500   Impala Platinum Holdings                           92,446
      1,100   Imperial Holdings                                  21,212
      8,900   MTN Group                                          68,264
      3,900   Naspers N Shares (1)                               68,643
      2,300   Sasol                                              83,040
                                                         --------------
                                                                575,592
              SOUTH KOREA - 17.3%
      5,080   Daewoo Shipbuilding & Marine Engineering          160,147
      1,160   Hana Financial Group                               51,877
        560   Hite Brewery                                       66,569
      3,670   Hyundai Motor GDR  (2)                            140,356
      4,700   Kookmin Bank ADR                                  405,328
        730   LG Petrochemical                                   14,985
        340   LG.Philips LCD (1)                                 11,983
      4,700   LG.Philips LCD ADR (1)                             83,613
         47   POSCO                                              11,469
      1,176   POSCO ADR                                          72,606
         76   Samsung Electronics                                48,395
      1,900   Samsung Electronics GDR  (2)                      604,675
        220   Shinhan Financial Group                            10,830
      1,490   Shinhan Financial Group ADR                       146,646
        110   Shinsegae                                          54,378
                                                         --------------
                                                              1,883,857


  Shares                                                     Value $
----------                                               --------------
              TAIWAN - 11.1%
      2,281   AU Optronics ADR                                   33,622
      7,294   Cathay Financial Holding GDR                      155,912
      3,216   China Steel GDR                                    51,655
      3,327   E.Sun Financial Holding GDR                        50,204
      3,009   Far EasTone Telecommunications GDR                 50,100
      8,994   Fubon Financial Holding GDR                        70,513
     17,387   HON HAI Precision Industry GDR                    206,003
      8,176   Quanta Computer GDR                                58,359
     45,920   Taiwan Semiconductor Manufacturing ADR            398,126
     43,800   United Microelectronics ADR                       133,590
                                                         --------------
                                                              1,208,084
              THAILAND - 2.9%
     16,500   Advanced Info Service (1)                          38,362
     22,000   Airports of Thailand (1)                           34,003
     41,100   Bangkok Bank (1)                                  115,102
     17,400   Kasikornbank (1)                                   29,421
     16,400   PTT (1)                                           102,256
                                                         --------------
                                                                319,144
              TURKEY - 2.2%
      9,645   Coca-Cola Icecek Uretim (1)                        43,179
      4,340   Eregli Demir ve Celik Fabrikalari (1)              22,184
     35,700   Haci Omer Sabanci Holding (1)                     113,545
      2,200   Tupras Turkiye Petrol Rafine                       41,528
      4,400   Turkiye Is Bankasi (1)                             23,520
                                                         --------------
                                                                243,956
              TOTAL COMMON STOCK
               (Cost $9,770,691)                              9,809,708
                                                         --------------
              PREFERRED STOCK  - 2.9%
              BRAZIL - 1.3%
     22,787   Investimentos Itau (1)                             94,291
  1,366,900   Lojas Americanas (1)                               49,554
                                                         --------------
                                                                143,845
              RUSSIA - 1.6%
      1,600   Surgutneftegaz ADR                                167,200
                                                         --------------
              TOTAL PREFERRED STOCK
               (Cost $335,686)                                  311,045
                                                         --------------


-----------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKET EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


  Shares                                                    Value $
----------                                               --------------
              EQUITY-LINKED WARRANTS (3) - 4.4%
              SOUTH KOREA - 2.8%
      1,680   Hyundai Development, Expires 11/28/08 (1)          77,923
      5,170   Pusan Bank, Expires 11/28/08 (1)                   67,934
        610   S-Oil, Expires 11/28/08 (1)                        42,983
        230   Shinsegae, Expires 1/10/08 (1)                    110,181
                                                         --------------
                                                                299,021
              TAIWAN - 1.6%
      3,000   Catcher Technology, Expires 11/29/10 (1)           30,689
     16,000   Chinatrust Financial Holding,
               Expires 2/02/07 (1)                               15,754
     49,204   Formosa Chemicals & Fibre,
               Expires 4/18/08 (1)                               68,885
     64,000   Taiwan Mobile, Expires 1/20/10 (1)                 58,432
                                                         --------------
                                                                173,760
              TOTAL EQUITY-LINKED WARRANTS
               (Cost $487,402)                                  472,781
                                                         --------------
              INDEX-LINKED WARRANTS (3) - 1.3%
              OTHER - 1.0%
        418   MSCI Daily Total Return Net Emerging
               Markets, Expires 5/18/07 (1)                     108,756
                                                         --------------
              RUSSIA - 0.3%
          3   Baskets - Russian Exchange,
               Expires 12/22/07 (1)                              36,300
                                                         --------------
              TOTAL INDEX-LINKED WARRANTS
               (Cost $160,237)                                  145,056
                                                         --------------
              SHORT-TERM INVESTMENTS  - 1.2%
  Principal
  Amount $
--------------

     10,278   JPMorgan Chase Bank, N.A. Time
               Deposit (Nassau),
               4.84%                                             10,278
   Shares
---------------
     68,000   SEI Daily Income Trust Money
               Market Fund, Class A,
               5.33%  (4)                                        68,000


  Shares                                                    Value $
----------                                               --------------
     54,000   SEI Daily Income Trust Prime
               Obligation Fund, Class A,
               5.31%  (4)                                        54,000
                                                         --------------
              TOTAL SHORT-TERM INVESTMENTS
               (Cost $132,278)                                  132,278
                                                         --------------
              TOTAL INVESTMENTS - 99.9%
               (Cost $10,886,294)*                           10,870,868
                                                         --------------
              OTHER ASSETS LESS LIABILITIES - 0.1%               15,126
                                                         --------------
              TOTAL NET ASSETS - 100.0%                  $   10,885,994
                                                         ==============

*At July 31, 2006, the tax basis cost of the Fund's investments was $10,886,294, and the unrealized appreciation and depreciation of investments owned by the Fund were $440,880 and $(456,306), respectively.
(1) Denotes non-income producing security.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $821,543, representing 7.5% of the net assets of the Fund.
(3) Securities are not readily marketable.
(4) Rate shown is the 7-day effective yield as of July 31, 2006.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS  - 58.4%
  1,615,000   American Home Mortgage Assets,
               Series 2006-2, Class 1A1  (1)
               5.392%, 9/25/46                                1,613,487
  2,983,055   American Home Mortgage Investment
               Trust, Series 2005-1, Class 1A1 (1)
               5.605%, 6/25/45                                2,993,628
    360,009   American Home Mortgage Investment
               Trust, Series 2005-SD1,
               Class 2A1 (1) (2)
               5.885%, 11/25/35                                 360,684
  1,560,861   American Home Mortgage Investment
               Trust, Series 2006-2, Class 4A (1)
               5.565%, 2/25/26                                1,560,861
  1,745,000   American Home Mortgage Investments
               Trust, Series 2006-3, Class 1A1
               5.682%, 7/25/36                                1,745,000
    327,757   Banc of America Mortgage Securities,
               Series 2003-K, Class 2A2 (1)
               4.479%, 12/25/33                                 322,497
  1,537,019   Bayview Commercial Asset Trust IO,
               Series 2005-1A (2) (3) (4)
               0.775%, 4/25/35                                  123,922
    457,606   Bayview Commercial Asset Trust,
               Series 2004-3, Class A1 (1) (2)
               5.755%, 1/25/35                                  459,108
    908,780   Bear Stearns Alternative Trust,
               Series 2004-3, Class A1 (1)
               5.705%, 4/25/34                                  909,848
    684,027   Citigroup Mortgage Loan Trust,
               Series 2003-UP3, Class A1
               7.000%, 9/25/33                                  698,359
    745,661   Citigroup Mortgage Loan Trust,
               Series 2003-UP3, Class A2
               7.000%, 9/25/33                                  760,680
  1,118,949   Citigroup Mortgage Loan Trust,
               Series 2004-2, Class 1A2 (2)
               9.250%, 8/25/33                                1,161,962


 Principal
  Amount                                                     Value $
----------                                               --------------
    718,630   Citigroup Mortgage Loan Trust,
               Series 2005-1, Class 3A1
               6.500%, 4/25/35                                  727,987
    633,069   Countrywide Alternative Loan Trust,
               Series 2005-14, Class 2A1 (1)
               5.595%, 5/25/35                                  633,900
  2,581,432   Countrywide Alternative Loan Trust,
               Series 2005-51, Class 3A2A (1)
               5.433%, 11/20/35                               2,605,491
  3,177,376   Countrywide Alternative Loan Trust,
               Series 2005-56, Class 2A3 (1)
               5.643%, 11/25/35                               3,183,731
  1,676,803   Countrywide Alternative Loan Trust,
               Series 2005-65CB, Class 1A7
               5.500%, 1/25/36                                1,666,166
    117,933   Countrywide Alternative Loan Trust,
               Series 2005-J4, Class 1A1 (1)
               5.675%, 7/25/35                                  118,155
    390,087   Countrywide Alternative Loan Trust,
               Series 2005-J4, Class 1A4 (1)
               5.725%, 7/25/35                                  391,642
  1,104,995   Countrywide Alternative Loan Trust,
               Series 2006-HY12, Class A4 (1)
               5.703%, 8/25/36                                1,104,995
  3,078,817   Countrywide Alternative Loan Trust,
               Series 2006-J1, Class 1A6
               5.500%, 2/25/36                                3,063,852
  1,078,710   Countrywide Alternative Loan Trust,
               Series 2006-OA10, Class 1A1 (1)
               1.750%, 8/25/46                                1,078,710
    723,493   Countrywide Home Loans,
               Series 2005-11, Class 4A1 (1)
               5.655%, 4/25/35                                  725,481


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - (CONTINUED)
  2,086,966   Deutsche Alt-A Securities,
               Series 2006-AB1, Class A2A (1)
               5.500%, 2/25/36                                2,075,208
  2,137,511   Greenpoint Mortgage Funding Trust,
               Series 2005-AR5, Class 4A1 (1)
               6.143%, 11/25/45                               2,182,934
  1,591,564   Harborview Mortgage Loan Trust, Series
               2005-12, Class 2A11 (1)
               6.143%, 10/19/35                               1,633,382
    488,064   Impac CMB Trust, Series 2004-1,
               Class A1 (1)
               5.715%, 3/25/34                                  490,248
    714,000   Impac CMB Trust, Series 2005-1,
               Class 1A1 (1)
               5.645%, 4/25/35                                  714,497
  2,037,595   Impac CMB Trust, Series 2005-3,
               Class A1 (1)
               5.625%, 8/25/35                                2,038,100
    716,058   Impac CMB Trust, Series 2005-4,
               Class 1A2 (1)
               5.725%, 5/25/35                                  718,162
    341,465   Impac Secured Assets, Series 2005-2,
               Class A1M (1)
               5.775%, 3/25/36                                  342,722
  1,863,209   Indymac Index Mortgage Loan Trust,
               2006-AR9, Class 3A1 (1)
               6.031%, 6/25/36                                1,869,172
 16,764,350   Lehman Brothers Small Balance
               Commercial IO, Series  2005-1A,
               Class A (2) (3)
               0.850%, 2/25/30                                  293,376
    662,749   Master Adjustable Rate Mortgages
               Trust, Series 2004-9, Class 2A1 (1)
               5.765%, 11/25/34                                 665,739
     54,278   Master Resecuritization Trust, Series
               2006-1CI, Class N1 (2)
               5.750%, 7/25/35                                   54,074


 Principal
  Amount                                                     Value $
----------                                               --------------
    543,744   Master Specialized Loan Trust,
               Series 2006-2, Class A (1) (2)
               5.645%, 2/25/36                                  543,744
     58,515   Novastar NIM Trust,
               Series 2005-N1 (2)
               4.777%, 10/26/35                                  58,297
  1,173,480   Residential Accredit Loans,
               Series 2005-Q01, Class A2 (1)
               5.782%, 8/25/35                                1,165,735
  3,425,489   Residential Accredit Loans,
               Series 2005-Q02, Class A1 (1)
               5.642%, 9/25/45                                3,451,082
  1,473,739   Residential Accredit Loans,
               Series 2005-QS12, Class A3
               5.500%, 8/25/35                                1,465,161
    264,136   Structured Adjustable Rate Mortgage,
               Series 2005-19X1, Class A1 (2)
               5.400%, 10/28/10                                 262,072
    139,657   Structured Adjustable Rate Mortgage,
               Series 2005-19X2, Class A1 (2)
               4.000%, 10/28/10                                 137,082
  2,510,772   Structured Asset Mortgage Investments,
               Series 2005-AR7, Class 5A1 (1)
               5.742%, 3/25/46                                2,513,910
  3,114,799   Structured Asset Mortgage Investments,
               Series 2005-AR8, Class A2 (1)
               5.762%, 2/25/36                                3,145,947
  1,081,575   Structured Asset Securities, Series
               2005-GEL2, Class A (1)
               5.665%, 4/25/35                                1,082,830
    305,000   Wachovia Bank Commercial Mortgage
               Trust, Series 2002-WHL,
               Class L (1) (2)
               8.369%, 3/15/15                                  304,899
  1,937,562   Washington Mutual, Series 2005-AR13,
               Class A1A2 (1)
               5.461%, 10/25/45                               1,948,461


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - (CONTINUED)
  2,415,537   Washington Mutual,
               Series 2006-AR5, Class A1A (1)
               5.133%, 6/25/46                                2,407,988
    760,984   Washington Mutual,
               Series 2006-AR7, Class 1A (1)
               5.123%, 7/25/46                                  759,557
    223,983   Washington Mutual,
               Series 2006-AR7, Class 2A (1)
               5.123%, 7/25/46                                  223,983
  1,965,217   Wells Fargo Mortgage-Backed
               Securities, Series 2006-AR10,
               Class 5A2
               5.607%, 7/25/36                                1,951,092
    551,890   WMALT Mortgage Pass-Through
               Certificates, Series 2005-5,
               Class CB1 (1)
               5.500%, 7/25/35                                  551,234
                                                         --------------
              TOTAL COLLATERALIZED
               MORTGAGE OBLIGATIONS
               (Cost $63,510,866)                            63,060,834
                                                         --------------
              ASSET-BACKED SECURITIES - 11.6%
     91,781   Amortizing Residential Collateral
               Trust, Series 2002-BC1,
               Class M1 (1)
               6.235%, 1/25/32                                   92,152
    231,431   Amortizing Residential Collateral
               Trust, Series 2002-BC10,
               Class M2 (1)
               7.885%, 1/25/33                                  231,947
    226,343   Amortizing Residential Collateral
               Trust, Series 2002-BC2,
               Class M1 (1)
               6.135%, 5/25/32                                  227,273
     58,576   Amortizing Residential Collateral
               Trust, Series 2002-BC4,
               Class M3 (1)
               7.285%, 7/25/32                                   59,396
     52,884   Amortizing Residential Collateral
               Trust, Series 2002-BC8,
               Class M3 (1)
               7.385%, 11/25/32                                  52,925
 Principal
  Amount                                                     Value $
----------                                               --------------
    470,485   Aspen Funding I, Ltd,
               Series 2002-1A, Class A1L (1) (2)
               6.107%, 7/10/37                                  470,926
    790,000   Consumer Credit Reference Index
               Securities, Series 2002-1A,
               Class A (1) (2)
               6.935%, 3/22/07                                  797,900
     33,041   Countrywide Asset-Backed Certificates,
               Series 2003-1,
               Class B (1)
               6.968%, 9/25/32                                   33,165
    510,000   Countrywide Asset-Backed Certificates,
               Series 2003-1,
               Class M1 (1)
               6.135%, 4/25/33                                  511,627
    109,095   Countrywide Asset-Backed Certificates,
               Series 2003-3,
               Class 3A (1)
               5.655%, 11/25/33                                 109,217
    689,607   Countrywide Asset-Backed Certificates,
               Series 2004-11,
               Class A2 (1)
               5.765%, 3/25/33                                  690,982
    221,394   Countrywide Asset-Backed Certificates,
               Series 2004-SD3,
               Class A2 (1) (2)
               5.935%, 9/25/34                                  222,652
     59,345   Countrywide Asset-Backed Certificates,
               Series 2005-2N,
               Class N (2)
               4.500%, 8/25/36                                   58,679
    480,000   Countrywide Asset-Backed Certificates,
               Series 2005-5,
               Class M4 (1)
               6.185%, 10/25/35                                 483,641
    306,263   Countrywide Asset-Backed Certificates,
               Series 2005-9N,
               Class N (2)
               5.500%, 10/25/36                                 302,432
    207,666   Countrywide Asset-Backed Certificates,
               Series  2005-AB5N (2)
               6.000%, 12/29/36                                 205,849


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              ASSET-BACKED SECURITIES - (CONTINUED)
     31,584   Countrywide Asset-Backed Certificates,
               Series 2005-SD1,
               Class A1A (1) (2)
               5.535%, 5/25/35                                   31,604
  1,396,197   Countrywide Asset-Backed Certificates,
               Series 2006-SD2,
               Class 1A1 (1) (2)
               5.700%, 8/25/36                                1,396,210
    559,463   Countrywide Home Equity Loan Trust,
               Series 2003-C,
               Class A (1)
               5.639%, 5/15/29                                  560,928
    556,036   Credit Suisse First Boston Mortgage
               Securities, Series 2005-AGE1,
               Class A1 (1)
               5.525%, 2/25/32                                  556,496
    401,161   Fieldstone Mortgage Investment, Series
               2005-1, Class 1A2 (1)
               5.675%, 3/25/35                                  401,629
    218,808   Finance America Mortgage Loan Trust,
               Series 2004-3, Class 2A1 (1)
               5.755%, 11/25/34                                 219,845
     61,335   First Franklin Mortgage Loan,
               Series 2003-FF1, Class M3F (4)
               5.592%, 3/25/33                                   60,992
    215,000   Freemont Home Loan Trust,
               Series 2004-1, Class M4 (1)
               6.335%, 2/25/34                                  216,037
     83,687   GSAMP Trust,
               Series 2004-WFN (2)
               5.000%, 10/25/34                                  83,059
     62,796   GSAMP Trust, Series  2005-SD1 (2)
               5.375%, 1/25/35                                   61,383
      1,748   Long Beach Asset Holdings,
               Series 2004-6, Class N1 (2)
               4.500%, 11/25/34                                   1,747
     84,040   Long Beach Asset Holdings,
               Series 2005-2, Class N1 (2)
               4.150%, 4/25/35                                   83,200


 Principal
  Amount                                                     Value $
----------                                               --------------
    187,945   Long Beach Asset Holdings,
               Series 2005-WL1, Class N1 (2)
               5.193%, 6/25/45                                  186,770
    245,193   Park Place Securities,
               Series 2005-WHQ2, Class A2B (1)
               5.535%, 5/25/35                                  245,385
    393,802   RAAC, Series 2005-RP1,
               Class A (1) (2)
               5.725%, 7/25/37                                  394,225
    292,221   RAAC, Series 2005-RP3, Class A1 (1) (2)
               5.615%, 5/25/39                                  292,450
    181,024   Residential Asset Mortgage Products,
               Series 2005-RS4, Class A1 (1)
               5.485%, 4/25/35                                  181,158
    820,249   Saco I Trust, Series 2005-2,
               Class A (1) (2)
               5.585%, 4/25/35                                  820,644
    172,512   Saco I Trust, Series 2005-3,
               Class A (1)
               5.615%, 7/25/35                                  172,709
    229,365   Structured Asset Investment Loan
               Trust, Series 2003-BC1,
               Class M2 (1)
               7.235%, 1/25/33                                  229,888
    160,000   Structured Asset Investment Loan
               Trust, Series 2003-BC2,
               Class M1 (1)
               6.305%, 4/25/33                                  160,359
    160,000   Structured Asset Investment Loan
               Trust, Series 2003-BC7,
               Class M1 (1)
               6.135%, 7/25/33                                  160,769
    388,000   Structured Asset Investment Loan
               Trust, Series 2003-BC11,
               Class M4 (1)
               8.385%, 10/25/33                                 393,202
    170,000   Structured Asset Investment Loan
               Trust, Series 2003-BC11,
               Class M5 (1)
               8.385%, 10/25/33                                 171,052


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              ASSET-BACKED SECURITIES - (CONTINUED)
    280,000   Structured Asset Investment Loan
               Trust, Series 2004-1, Class M4 (1)
               8.135%, 2/25/34                                  283,072
     21,865   Structured Asset Investment Loan
               Trust, Series 2005-2, Class A2 (1)
               5.505%, 3/25/35                                   21,879
    641,168   Wachovia Loan Trust,
               Series 2005-SD1, Class A (1) (2)
               5.745%, 5/25/35                                  641,922
                                                         --------------
              TOTAL ASSET-BACKED SECURITIES
               (Cost $12,585,821)                            12,579,377
                                                         --------------
              MORTGAGE-BACKED OBLIGATIONS  - 10.4%
    919,231   AAA Trust, Series 2005-1A,
               Class 2A1 (1) (2)
               5.678%, 2/27/35                                  922,123
     84,630   Aames Mortgage Trust,
               Series 2002-2, Class B (4)
               6.770%, 3/25/33                                   84,375
    682,102   Ace Securities, Series 2004-FM1,
               Class M2 (1)
               6.635%, 9/25/33                                  686,773
  1,431,683   Aegis Asset-Backed Securities Trust,
               Series 2005-1, Class 1A2 (1)
               5.635%, 3/25/35                                1,433,542
     23,784   Aegis Asset-Backed Securities Trust,
               Series 2005-2, Class 1A1 (1)
               5.485%, 6/25/35                                   23,799
    358,775   Ameriquest Mortgage Securities,
               Series 2002-1, Class M2 (1)
               7.185%, 5/25/32                                  359,353
    205,000   Ameriquest Mortgage Securities,
               Series 2003-AR1, Class M3 (1)
               8.385%, 1/25/33                                  206,696
     27,231   Argent Securities, Series 2003-W8,
               Class A4 (1)
               5.965%, 12/25/33                                  27,257


 Principal
  Amount                                                     Value $
----------                                               --------------
     74,791   Asset-Backed Funding Certificates,
               Series 2005-AQ1, Class A1A (1)
               5.505%, 6/25/35                                   74,839
    510,174   Centex Home Equity, Series 1999-4,
               Class A7 (1)
               5.735%, 2/25/31                                  512,200
     48,418   Chase Funding Loan Acquisition Trust,
               Series 2003-C1,
               Class 2M1 (1)
               6.035%, 11/25/32                                  48,480
    355,291   First National Loan Corporation,
               Series 2005-1, Class M2 (1)
               5.815%, 5/25/35                                  355,787
    170,602   Fremont NIM Trust,
               Series 2005-B (2)
               5.500%, 4/25/35                                  169,109
    197,179   GMAC Mortgage Corporation Loan Trust,
               Series 2004-HLT1, Class A2
               3.870%, 5/25/25                                  195,781
    307,464   GRMT Mortgage Loan Trust,
               Series 2001-1A, Class A5 (2)
               6.650%, 7/20/31                                  307,169
    225,122   GSAA Home Equity Trust,
               Series 2006-2N (2)
               6.000%, 12/25/35                                 225,205
    473,452   GSAA Home Equity Trust,
               Series 2006-3N, Class N1 (2)
               5.750%, 3/25/36                                  472,268
     41,404   GSAMP Trust, Series 2005-S2,
               Class A (1)
               5.555%, 11/25/34                                  41,435
    145,000   Home Equity Asset Trust,
               Series 2003-1, Class M3 (1)
               7.485%, 6/25/33                                  145,479
    245,150   Home Equity Asset Trust,
               Series 2003-3, Class B1 (1)
               8.885%, 8/25/33                                  246,404
    215,000   Home Equity Asset Trust,
               Series 2003-5, Class B1 (1)
               8.885%, 12/25/33                                 220,026


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
    181,074   Lake Country Mortgage Loan Trust,
               Series 2005-HE1, Class A1 (1) (2)
               5.585%, 12/25/32                                 181,074
    410,000   Lake Country Mortgage Loan Trust,
               Series 2005-HE1, Class A2 (1) (2)
               5.765%, 12/25/32                                 410,897
    188,920   Master Alternative NIM,
               Series 2006-2, Class N1
               7.500%, 12/25/35                                 185,614
     75,067   Master Asset-Backed Securities
               NIM Trust, Series 2005-C10A,
               Class N1 (2)
               4.750%, 5/26/35                                   74,533
     66,452   Master Asset-Backed Securities
               NIM Trust, Series 2005-CI9A,
               Class N1 (2)
               4.940%, 3/26/35                                   66,224
    157,587   Master Asset-Backed Securities
               NIM Trust, Series 2005-
               OPT1 (1) (2)
               5.494%, 5/26/10                                  157,587
    134,274   Master Asset-Backed Securities
               NIM Trust, Series 2006-C15A,
               Class N1 (2)
               6.280%, 1/26/36                                  133,522
    124,536   Master Asset-Backed Securities Trust,
               Series 2004-WMC3, Class A2 (1)
               5.745%, 10/25/34                                 124,715
     50,295   Master Asset-Backed Securities Trust,
               Series 2005-HE1, Class A1 (1)
               5.485%, 5/25/35                                   50,328
      2,206   Opteum NIM Trust,
               Series 2005-1 (2)
               6.000%, 2/25/35                                    2,204
     31,316   Option One Mortgage Loan Trust, Series
               2002-3, Class M2 (1)
               6.515%, 8/25/32                                   31,367




 Principal
  Amount                                                     Value $
----------                                               --------------
     38,836   Option One Mortgage Loan Trust, Series
               2002-3, Class M3 (1)
               7.235%, 8/25/32                                   38,923
    493,409   Option One Mortgage Loan Trust, Series
               2003-1, Class M2 (1)
               7.335%, 2/25/33                                  496,417
    155,000   Option One Mortgage Loan Trust, Series
               2003-3, Class M2 (1)
               6.985%, 6/25/33                                  155,840
    739,333   Provident Bank Home Equity Loan Trust,
               Series 1999-3, Class A3 (1)
               5.775%, 1/25/31                                  739,976
     14,962   Renaissance Home Equity Loan Trust,
               Series 2005-1, Class N (2)
               4.700%, 5/25/35                                   14,840
     39,662   Residential Asset Securities,
               Series 2002-KS2, Class MII3 (1)
               7.185%, 4/25/32                                   39,740
    250,000   Residential Asset Securities,
               Series 2003-KS8, Class MII2 (1)
               6.885%, 10/25/33                                 251,441
     23,100   Residential Asset Securities,
               Series 2005-NT1 (2)
               4.000%, 2/25/35                                   23,018
    338,537   Sharps SP I LLC NIM Trust,
               Series 2005-AS1N, Class NA (2)
               7.380%, 9/25/35                                  338,537
     78,560   Sharps SP I LLC NIM Trust,
               Series 2005-HE4N, Class N (2)
               5.250%, 7/25/35                                   77,896
     91,172   Sharps SP I LLC NIM Trust,
               Series 2005-HE6N, Class N (2)
               7.250%, 10/25/35                                  90,916
    235,516   Soundview Home Equity Loan Trust,
               Series 2003-2, Class A2 (1)
               6.035%, 11/25/33                                 237,319
      5,028   Structured Asset Securities,
               Series 2005-S2, Class A1 (1)
               5.485%, 6/25/35                                    5,028


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


 Principal
  Amount                                                     Value $
----------                                               --------------
              MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
    557,157   Terwin Mortgage Trust,
               Series 2006-4SL, Class A1 (1) (2)
               4.500%, 4/25/36                                  550,540
                                                         --------------
              TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $11,255,867)                            11,236,596
                                                         --------------
              U.S. GOVERNMENT MORTGAGE-BACKED
              OBLIGATIONS - 9.2%
              FNMA (1)
    732,486   6.539%, 4/01/36                                   754,138
  2,097,953   6.101%, 10/01/35                                2,155,986
  1,673,036   6.101%, 11/01/35                                1,719,357
  5,116,499   1.354%, 7/01/36                                 5,269,431
                                                         --------------
              TOTAL U.S. GOVERNMENT MORTGAGE-
               BACKED OBLIGATIONS
               (Cost $9,895,428)                              9,898,912
                                                         --------------
              COMMERCIAL PAPER  - 9.2%
  3,600,000   AIG (5)
               5.248%, 8/07/06                                3,596,856
  1,000,000   American General Finance (5)
               5.235%, 8/01/06                                1,000,000
  2,800,000   General Electric Capital (5)
               5.250%, 8/09/06                                2,796,740
  2,500,000   Toyota Motor Credit (5)
               5.219%, 8/07/06                                2,497,829
                                                         --------------
              TOTAL COMMERCIAL PAPER
               (Cost $9,891,425)                              9,891,425
                                                         --------------
              CORPORATE OBLIGATIONS  - 0.5%
    240,000   Residential Capital (1)
               6.489%, 11/21/08                                 242,217
    300,000   Twin Reefs Pass-Through (1) (2)
               6.345%, 12/10/09                                 300,018
                                                         --------------
              TOTAL CORPORATE OBLIGATIONS
               (Cost $541,933)                                  542,235
                                                         --------------


 Principal
  Amount                                                     Value $
----------                                               --------------
              U.S. TREASURY OBLIGATION - 0.3%
    315,000   U.S. Treasury Bond
               4.875%, 5/31/08                                  314,249
                                                         --------------
              TOTAL U.S. TREASURY OBLIGATION
               (Cost $313,488)                                  314,249
                                                         --------------
              SHORT-TERM INVESTMENT - 1.1%
  1,234,545   JPMorgan Chase Bank, N.A.
               Time Deposit (Nassau), 4.84%                   1,234,545
                                                         --------------
              TOTAL SHORT-TERM INVESTMENT
               (Cost $1,234,545)                              1,234,545
                                                         --------------
              TOTAL INVESTMENTS - 100.7%
               (Cost $109,229,373)*                         108,758,173
                                                         --------------
              OTHER ASSETS LESS LIABILITIES - (0.7)%           (756,004)
                                                         --------------
              TOTAL NET ASSETS - 100.0%                  $  108,002,169
                                                         ==============

*At July 31, 2006, the tax basis cost of the Fund's investments was $109,229,373, and the unrealized appreciation and depreciation of investments owned by the Fund were $83,045 and $(554,245), respectively.
(1) Variable Rate Security -- Rate disclosed is as of July 31, 2006.
(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $14,328,552, representing 13.3% of the net assets of the Fund.
(3) Security considered illiquid. On July 31, 2006, the value of these securities amounted to $417,298, representing 0.4% of the net assets of the Fund.
(4) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2006.
(5) The rate shown represents the security's effective yield at time of purchase.
FNMA -- Federal National Mortgage Association
IO -- Interest Only Security
LLC -- Limited Liability Company
Ltd -- Limited
NIM -- Net Interest Margin
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


-----------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER ENHANCED INCOME FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


--------------------------------------------------------------------------------
FUTURES CONTRACTS:
The Fund had the following futures contract outstanding at July 31, 2006:

                  Number                                       Net
                    of                    Expiration       Unrealized
                 Contracts     Value         Date         Depreciation
--------------------------------------------------------------------------------
 Short
  U.S. Treasury
    2 Year Note     22       $4,463,861     Oct-06         $(12,452)
                                                         ==============


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


  Principal
  Amount (a)                                                 Value $
-------------                                            --------------
                FOREIGN BONDS  - 39.4%
EUR 3,745,000   German Treasury Bill (1) (5)
                 2.600%, 8/16/06                              4,776,721


                United Kingdom Treasury Bonds (5)
GBP   330,000    4.250%, 3/07/36                                619,948
GBP 1,395,000    4.000%, 9/07/16                              2,480,536
                                                         --------------
                TOTAL FOREIGN BONDS
                 (Cost $7,736,617)                            7,877,205
                                                         --------------
                U.S. GOVERNMENT MORTGAGE-
                BACKED OBLIGATIONS - 36.5%
    4,000,000   FHLB (5)
                 5.010%, 8/04/06                              4,000,000
    3,400,000   FHLMC TBA  (2)
                 5.500%, 8/15/36                              3,302,250
                                                         --------------
                TOTAL U.S. GOVERNMENT
                 MORTGAGE-BACKED OBLIGATIONS
                 (Cost $7,262,811)                            7,302,250
                                                         --------------
                U.S. TREASURY OBLIGATIONS - 28.2%
    2,000,000   U.S. Treasury Bills  (1) (5)
                 4.878%, 9/21/06                              1,986,400
    1,315,000    4.763%, 8/03/06                              1,314,655
      450,000    4.763%, 8/24/06                                448,604
    1,870,000   U.S. Treasury Bond (5)
                 5.125%, 5/15/16                              1,889,431
                                                         --------------
                TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $5,612,289)                            5,639,090
                                                         --------------
                CORPORATE OBLIGATIONS - 9.7%
      250,000   Chesapeake Energy (5)
                 7.625%, 7/15/13                                255,312
      250,000   Intelsat  (3) (4) (5)
                 11.640%, 6/15/13                               256,562
      150,000   MarkWest Energy Partners  (3) (5)
                 8.500%, 7/15/16                                152,250
      125,000   Montpelier Re Holdings (5)
                 6.125%, 8/15/13                                117,558
      250,000   PolyOne (5)
                 8.875%, 5/01/12                                250,938
      250,000   Qwest (5)
                 7.625%, 6/15/15                                255,313


  Principal
  Amount (a)                                                 Value $
-------------                                            --------------
                United Rentals (5)
      150,000    7.750%, 11/15/13                               143,625
      250,000   Vanguard Health Holding II (5)
                 9.000%, 10/01/14                               243,125
      250,000   Windstream  (3) (5)
                8.125%, 8/01/13                                 261,250
                                                         --------------
                TOTAL CORPORATE OBLIGATIONS
                 (Cost $1,924,677)                            1,935,933
                                                         --------------
                TOTAL INVESTMENTS - 113.8%
                 (Cost $22,536,394)*                         22,754,478
                                                         --------------
                OTHER ASSETS LESS LIABILITIES - (13.8)%      (2,767,517)
                                                         --------------
                TOTAL NET ASSETS - 100.0%                $   19,986,961
                                                         ==============

*At July 31, 2006, the tax basis cost of the Fund's investments was $22,536,394, and the unrealized appreciation and depreciation of investments owned by the Fund were $226,899 and $(8,815), respectively.
(a) Principal denominated in U.S. dollars unless otherwise indeicated.
(1) The rate shown represents the security's effective yield at time of purchase.
(2) Security purchased on a when-issued basis.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $670,062, representing 3.4% of the net assets of the Fund.
(4) Variable Rate Security -- Rate disclosed is as of July 31, 2006.
(5) Security, or portion of security, has been pledged as collateral on open derivative positions.
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
GBP -- British Pound Sterling
TBA -- To Be Announced
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Schroder Mutual Funds most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


--------------------------------------------------------------------------------
FUTURES CONTRACTS:
The Fund had the following futures contracts outstanding as of July 31, 2006:


                                                                  Net Unrealized
                    Number of                                      Appreciation
                    Contracts        Value      Expiration Date   (Depreciation)
--------------------------------------------------------------------------------
Long:
  Euro Bond            18         $2,685,195        Sept-06           $9,404
                                                                  --------------
Short:
  U.S. Treasury
     2 Year Note       79         16,074,031        Sept-06          (69,481)
  U.S. Treasury
     5 Year Note       102        10,630,313        Sept-06          (96,021)
                                                                  --------------
                                                                    (165,502)
                                                                  --------------
                                                                   $(156,098)
                                                                  ==============


Forward Foreign Currency Contracts:
The Fund had the following forward foreign currency contracts outstanding at July 31, 2006:

                                                                       Net
                                                Underlying Face     Unrealized
Contract Date      Currency          Units      Amount of Value   Depreciation
--------------------------------------------------------------------------------
Long:
   8/23/06           Euro           425,000        $546,818          $(3,165)
                                                                  --------------
Short:
   8/23/06           Euro          4,157,000       5,317,634           (603)
   8/23/06      Pound Sterling      329,000         606,982           (7,856)
   8/23/06      Pound Sterling     1,345,000       2,472,029         (41,407)
                                                                  --------------
                                                                     (49,866)
                                                                  --------------
                                                                    $(53,031)
                                                                  ==============


--------------------------------------------------------------------------------
SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. The Fund may enter into "credit default" swap transactions. In a credit default swap, one party pays what is, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default (or similar events) by a third party on its obligations. Therefore, in a credit default swap, the Fund may pay a premium and, in return, have the right to put certain bonds or loans to the counterparty upon default by the issuer of such bonds or loans (or similar events) and to receive in return the par value of such bonds or loans (or another agreed upon amount). The Fund would generally enter into this type of transaction to limit or reduce risk with respect to bonds or loans that it owns in its portfolio or


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


otherwise in connection with transactions intended to reduce one or more risks in the Fund's portfolio. In addition, the Fund could also receive the premium referenced above, and be obligated to pay a counterparty the par value of certain bonds or loans upon a default (or similar event) by the issuer. The Fund would generally enter into this type of transaction as a substitute for investment in the securities of the issuer, or otherwise to increase the Fund's investment return. The Fund may also enter into "interest rate" swap transactions. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Fund's statement of assets and liabilities.

In connection with swap agreements, securities are set aside as collateral by the Fund's custodian. Depending on their structures, swap agreements may increase or decrease a Fund's exposure to long-or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The value of the Fund's swap positions would increase or decrease depending on the changes in value of the underlying rates, currency values, or other indices or measures. The Fund's ability to engage in certain swap transactions may be limited by tax considerations.

Swaps are marked-to-market daily and the resulting changes in market values, if any, are recorded as an unrealized gain or loss.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Fund's statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.


A summary of the outstanding Credit Default Swap agreements held by the Fund at July 31, 2006 is as follows:

                                                                                                                      Net Unrealized
                                                                                                                       Appreciation
Description                                                          Expiration Date          Notional Amount         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.155% (0.62% per annum)
times notional amount of ABB International Finance 6.50%
11/30/11. Upon a defined credit event the Fund pays
notional amount and takes receipt of a defined deliverable
obligation. (Counterparty: Morgan Stanley)                               9/20/13                 EUR 75,000                $608
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.095% (0.38% per annum) times notional
amount of Altadis Finance 5.125% 10/2/13. Upon a defined credit event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: Lehman Brothers)          9/20/11                 EUR 100,000               (133)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.0825% (0.33% per annum)
times notional amount of Bayer AG 6.00% 4/10/12. Upon a
defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                          9/20/11                 EUR 100,000               (141)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.08375% (0.335% per annum)
times notional amount of Comcast Cable 7.125% 6/15/13.
Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                          9/20/11                  $ 100,000                (36)
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER STRATEGIC BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


                                                                                                                      Net Unrealized
                                                                                                                       Appreciation
Description                                                          Expiration Date          Notional Amount         (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.0925% (0.37% per annum) times notional amount of Gannett Co., Inc. 6.375% 4/1/12. Upon a defined
credit event the Fund receives notional amount and makes delivery
of a defined deliverable obligation. (Counterparty: Lehman Brothers)     9/20/11                  $ 100,000                $(59)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.2075% (0.83% per annum) times notional amount of GKN Holdings 7.00% 5/14/12. Upon a defined credit
event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: Morgan Stanley)           9/20/13                 EUR 75,000                (257)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.1025% (0.41% per annum) times notional amount of Michelin Finance 6.125% 4/16/09. Upon a defined
credit event the Fund receives notional amount and makes delivery
of a defined deliverable obligation. (Counterparty: Lehman Brothers)     9/20/11                 EUR 100,000                229
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.06% (0.24% per annum)
times notional amount of NGG Finance 6.125% 8/23/11.
Upon a defined credit event the Fund pays notional amount
and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                          9/20/11                 EUR 100,000               (229)
------------------------------------------------------------------------------------------------------------------------------------
Fund receives quarterly payment of 0.06% (0.24% per annum)
times notional amount of Telecom Italia 6.25% 2/1/12. Upon a defined credit event the Fund pays notional amount and takes receipt of a defined deliverable obligation.
(Counterparty: Lehman Brothers)                                          9/20/11                 EUR 100,000               (48)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.13875% (0.555% per annum) times notional amount of Vivendi 3.3875% 2/15/12. Upon a defined credit
event the Fund receives notional amount and makes delivery of a
defined deliverable obligation. (Counterparty: Lehman Brothers)          9/20/11                 EUR 100,000               (195)
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.3375% (1.35% per annum) times notional amount of CDX EM 5 Index. Upon a defined credit event the
Fund receives notional amount and makes delivery of a defined
deliverable obligation. (Counterparty: Lehman Brothers)                  9/20/11                  $ 600,000                1,944
------------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly 0.2455% (0.98% per annum) times notional amount of CDX EM 5 Index. Upon a defined credit event the Fund receives notional amount and makes delivery of a defined deliverable
obligation. (Counterparty: Lehman Brothers)                              9/20/11                  $ 300,000                5,487
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $7,170
------------------------------------------------------------------------------------------------------------------------------------


A summary of the outstanding Interest Rate Swap agreements held by the Fund at July 31, 2006 is as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Unrealized
Description                                                          Expiration Date          Notional Amount          Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Receive floating rate based on 6 month Euribor and pay
fixed rate of 4.154%. (Counterparty: Morgan Stanley)                      7/4/15                  EUR 2,150               $(8,338)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------
              U.S. GOVERNMENT MORTGAGE-
              BACKED OBLIGATIONS  - 47.1%
   2,600,000  FHLB  (1)
               5.160%, 8/04/06                                2,600,000
              FHLMC Gold
      39,166   6.000%, 12/01/28                                  39,158
   1,718,350   5.500%, 12/01/34                               1,674,820
     756,538   5.000%, 7/01/33                                  718,856
     887,141   5.000%, 8/01/33                                  842,954
     377,318   4.500%, 3/01/19                                  359,886
              FHLMC TBA (2)
     445,000   5.500%, 8/15/36                                  432,206
              FNMA
      30,735   7.500%, 12/01/29                                  31,886
       4,950   7.000%, 12/01/10                                   4,994
      41,575   6.000%, 12/01/28                                  41,515
      31,260   6.000%, 12/01/28                                  31,215
     503,550   5.500%, 7/01/34                                  490,384
   2,500,000   5.130%, 8/08/06 (1)                            2,497,150
     121,358   4.500%, 10/01/33                                 112,081
     125,000   4.250%, 5/15/09                                  121,951
              FNMA, Series 2004-35, Class AJ
     124,352   4.500%, 1/25/20                                  122,625
              GNMA
      45,300   8.000%, 11/15/17                                  47,521
       1,513   8.000%, 6/15/26                                    1,605
      90,795   5.500%, 1/15/34                                   88,972
     326,708   5.500%, 9/20/34                                  319,028
                                                          -------------
              TOTAL U.S. GOVERNMENT
               MORTGAGE-BACKED OBLIGATIONS
               (Cost $10,692,864)                            10,578,807
                                                          -------------
              COLLATERALIZED MORTGAGE
               OBLIGATIONS - 15.1%
     130,979  American Home Mortgage Investment
               Trust, Series 2005-1, Class 1A1 (3)
               5.605%, 6/25/45                                  131,444
     440,000  Bear Stearns Commercial Mortgage
               Securities, Series 2004-PWR3, Class A4
               4.715%, 2/11/41                                  415,441


 Principal
  Amount $                                                     Value $
------------                                              -------------

     395,000  Bear Stearns Commercial Mortgage Securities,
               Series 2005-T18, Class A4  (3)
               4.933%, 2/13/42                                  375,083
      62,373  Citigroup Mortgage Loan Trust,
                Series 2003-1, Class WA2
                6.500%, 10/25/33                                 62,646
     303,676  Citigroup Mortgage Loan Trust,
                Series 2003-UP3, Class A2
                7.000%, 9/25/33                                 309,793
     216,884  Citigroup Mortgage Loan Trust,
                Series 2005-1, Class 3A1
                6.500%, 4/25/35                                 219,708
     701,706  Countrywide Alternative Loan Trust,
                Series 2005-65CB, Class 1A7
                5.500%, 1/25/36                                 697,254
     215,000  Morgan Stanley Capital I,
                Series 2003-T11, Class A3
                4.850%, 6/13/41                                 208,709
     825,000  Morgan Stanley Capital I,
                Series 2004-T15, Class A4  (3)
                5.270%, 6/13/41                                 803,096
     160,000  Morgan Stanley Dean Witter Capital I,
                Series 2002-TOP7, Class A2
                5.980%, 1/15/39                                 163,078
       6,579  Salomon Brothers Mortgage Securities VII,
                Series 2001-CPB1, Class A  (3)
                6.521%, 12/25/30                                  6,558
                                                          -------------
              TOTAL COLLATERALIZED
               MORTGAGE OBLIGATIONS
               (Cost $3,466,913)                              3,392,810
                                                          -------------
              CORPORATE OBLIGATIONS  - 13.1%
      90,000  Allied World Assurance
                7.500%, 8/01/16                                  90,843
     100,000  American International Group  (4)
                5.050%, 10/01/15                                 94,887
      45,000  Assured Guaranty
                7.000%, 6/01/34                                  47,126
      55,000  BF Goodrich  (4)
                6.290%, 7/01/16                                  55,498


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              CORPORATE OBLIGATIONS - (CONTINUED)
      75,000  Cadbury Schweppes Finance  (4)
               5.125%, 10/01/13                                  71,399
     125,000  Cathay United Bank  (3) (4)
               5.500%, 10/05/20                                 115,937
      40,000  ChinaTrust Commercial Bank  (3) (4)
               5.625%, 12/29/49                                  36,949
     160,000  Cisco Systems
               5.500%, 2/22/16                                  155,883
      85,000  Citigroup
               5.850%, 12/11/34                                  82,310
      45,000  Dime Capital Trust I
               9.330%, 5/06/27                                   48,150
      40,000  Dominion Resources
               5.950%, 6/15/35                                   36,830
     125,000  Enterprise Products Operations
               4.950%, 6/01/10                                  120,939
     160,000  FirstEnergy
               6.450%, 11/15/11                                 164,642
              GATX Financial
      40,000   6.000%, 11/19/08                                  40,226
     160,000   5.125%, 4/15/10                                  156,436
              Goldman Sachs Group
     175,000   6.450%, 5/01/36                                  172,410
      40,000   5.000%, 10/01/14                                  37,741
              Halliburton
      50,000   8.750%, 2/15/21                                   62,013
              ICICI Bank Singapore  (4)
     100,000   5.750%, 11/16/10                                  97,852
      55,000  JetBlue Airways  (3)
               5.749%, 3/15/14                                   54,286
      40,000  JPMorgan Capital Trust I
               7.540%, 1/15/27                                   42,171
      10,000  JPMorgan Chase
               4.750%, 3/01/15                                    9,288
      30,000  Kinder Morgan Energy Partners
               5.800%, 3/15/35                                   26,322
      70,000  Korea Development Bank
               3.875%, 3/02/09                                   67,203
      65,000  Lehman Brothers Holdings
               4.500%, 7/26/10                                   62,678


 Principal
  Amount $                                                   Value $
------------                                              -------------

      80,000  May Department Stores
               6.700%, 7/15/34                                   79,646
     135,000  Montpelier Re Holdings
               6.125%, 8/15/13                                  126,962
      80,000  News America
               6.200%, 12/15/34                                  73,477
      60,000  Nexen
               5.875%, 3/10/35                                   54,398
      85,000  Odyssey Re Holdings
               7.650%, 11/01/13                                  81,011
      65,000  Progress Energy
               7.100%, 3/01/11                                   68,746
     115,000  Pulte Homes
               4.875%, 7/15/09                                  111,501
      25,000  Royal Caribbean Cruises
               7.500%, 10/15/27                                  24,149
      30,000  Shinhan Bank  (3)
               5.663%, 3/02/35                                   27,798
      25,000  Sprint Capital
               8.750%, 3/15/32                                   30,538
      40,000  Telecom Italia Capital
               4.950%, 9/30/14                                   36,440
      40,000  Telecom Italia Capital  (3)
               5.629%, 2/01/11                                   39,960
     180,000  Transatlantic Holdings
               5.750%, 12/14/15                                 172,877
      60,000  Viacom  (4)
               6.250%, 4/30/16                                   58,275
                                                          -------------
              TOTAL CORPORATE OBLIGATIONS
                (Cost $2,997,770)                             2,935,797
                                                          -------------
              U.S. TREASURY OBLIGATIONS - 10.9%
                           U.S. Treasury Bonds
     905,000   5.375%, 2/15/31                                  936,039
     310,000   5.125%, 6/30/11                                  312,785
     845,000   5.125%, 5/15/16                                  853,780
     190,000   4.500%, 2/15/36                                  173,420
     175,000  U.S. Treasury Note
               4.875%, 4/30/08                                  174,665
                                                          -------------
              TOTAL U.S. TREASURY OBLIGATIONS
                (Cost $2,424,287)                             2,450,689
                                                          -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------
              COMMERCIAL PAPER  - 9.8%
   1,100,000  AIG (5)
               5.248%, 8/07/06                                1,099,039
   1,100,000  American General Finance  (5)
               5.235%, 8/01/06                                1,100,000
                                                          -------------
              TOTAL COMMERCIAL PAPER
               (Cost $2,199,039)                              2,199,039
                                                          -------------
              FOREIGN BOND - 2.5%
     315,000  United Kingdom Treasury Bond
               4.000%, 9/07/16                                  560,121
                                                          -------------
              TOTAL FOREIGN BOND
               (Cost $545,507)                                  560,121
                                                          -------------
              ASSET-BACKED SECURITIES  - 1.8%
     182,038  Hedged Mutual Fund Fee Trust,
               Series 2003-1A, Class 2 (4)
               5.220%, 11/30/10                                 180,309
     219,024  Hedged Mutual Fund Fee Trust,
               Series 2003-2, Class 2  (4)
               4.840%, 3/02/11                                  213,986
       7,910  Long Beach Asset Holdings,
               Series 2005-2, Class N1  (4)
               4.150%, 4/25/35                                    7,831
                                                          -------------
              TOTAL ASSET-BACKED SECURITIES
               (Cost $408,806)                                  402,126
                                                          -------------
              MORTGAGE-BACKED OBLIGATIONS  - 1.6%
      25,000  Asset-Backed Funding Certificates,
               Series 2004-OPT5, Class M2  (3)
               6.835%, 12/25/33                                  25,400
     255,000  Citibank Credit Card Issuance Trust,
               Series 2004-A1, Class A1
               2.550%, 1/20/09                                  251,794
      16,726  Fremont NIM Trust, Series 2005-B  (4)
               5.500%, 4/25/35                                   16,579
      32,604  GMAC Mortgage Corporation Loan Trust,
               Series 2004-HLT1, Class A2
               3.870%, 5/25/25                                   32,373


 Principal
  Amount $                                                   Value $
------------                                              -------------

       4,576  Home Equity Asset Trust,
               Series 2003-1, Class B2  (3)
               9.635%, 6/25/33                                    4,599
      27,624  Merrill Lynch Mortgage Investors,
               Series 2005-SL1, Class A  (3)
               5.585%, 6/25/35                                   27,645
      10,439  Option One Mortgage Loan Trust,
               Series 2002-3, Class M2  (3)
               6.515%, 8/25/32                                   10,456
                                                          -------------
              TOTAL MORTGAGE-BACKED OBLIGATIONS
               (Cost $367,044)                                  368,846
                                                          -------------
              SHORT-TERM INVESTMENT  - 0.9%
     206,482  JPMorgan Chase Bank, N.A. Time
               Deposit (Nassau), 4.84%                          206,482
                                                          -------------
              TOTAL SHORT-TERM INVESTMENT
               (Cost $206,482)                                  206,482
                                                          -------------
              TOTAL INVESTMENTS - 102.8%
               (Cost $23,308,712)*                           23,094,717
                                                          -------------
              OTHER ASSETS LESS LIABILITIES - (2.8)%           (621,750)
                                                          -------------
              TOTAL NET ASSETS - 100.0%                   $  22,472,967
                                                          =============

*At July 31, 2006, the tax basis cost of the Fund's investments was $23,308,712, and the unrealized appreciation and depreciation of investments owned by the Fund were $59,490 and $(273,485), respectively.
(1) The rate shown represents the security's discount rate at time of purchase.
(2) Security purchased on a when-issued basis.
(3) Variable Rate Security -- Rate disclosed is as of July 31, 2006.
(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $949,502, representing 4.2% of the net assets of the Fund.
(5) The rate shown represents the security's effective yield at time of purchase.
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
NIM -- Net Interest Margin

SCHRODER TOTAL RETURN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


TBA -- To Be Announced
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
FORWARD FOREIGN CURRENCY CONTRACTS:
The Fund had the following forward foreign currency contracts outstanding at July 31, 2006:


                                                     Underlying
                                                        Face            Net
Contract                                             Amount of       Unrealized
   Date             Currency           Units           Value        Depreciation
--------------------------------------------------------------------------------
  Short:             Pound
  10/20/06          Sterling          303,416        $556,446        $(11,245)
                                                                   =============

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS  - 94.5%
              ALABAMA - 2.1%
              Alabama Private Colleges & Universities
               Facilities RB, Tuskegee University Project,
               Assured Guaranty
   2,000,000   4.750%, 9/01/26                                2,027,620
     470,000   4.000%, 9/01/13                                  471,227
     425,000   3.950%, 9/01/12                                  425,833
     250,000  Crenshaw County, Industrial Development
               Board RB, Sister Schuberts Project, AMT,
               Pre-Refunded @ 100, (LOC: AmSouth Bank
               of Alabama) (1) (2) (3) (4)
               5.600%, 3/01/08                                  252,710
     775,000  Jefferson County, Limited Obligation School RB
               Warrants, Series A
               5.250%, 1/01/15                                  826,878
     630,000  Jefferson County, Multi-Family Housing
               Authority RB Warrants, Mitchell Investments,
               Series A, (LOC: Regions Bank)
               5.400%, 9/01/12                                  649,083
                                                          -------------
                                                              4,653,351
              ARIZONA - 0.9%
     290,000  Phoenix, Industrial Development Authority RB,
               Hacienda Sunnyslope Project, Series A,
               AMT, GNMA
               4.350%, 7/20/15                                  288,295
      35,000  Pima County GO, ETM
               6.750%, 11/01/09                                  35,693
   1,740,000  State Health Facilities Authority RB,
               Phoenix Baptist Hospital & Medical Center,
               MBIA, ETM
               6.250%, 9/01/11                                1,797,177
                                                          -------------
                                                              2,121,165


 Principal
  Amount $                                                   Value $
------------                                              -------------
              ARKANSAS - 6.1%
     570,000  Baxter County, Hospital Revenue Authority RB,
               Refunding & Improvement Project, Series A
               5.375%, 9/01/14                                  582,871
   4,550,000  Cabot, Sales & Use Tax RB, XLCA
               4.300%, 12/01/31                               4,591,587
   1,000,000  Drew County, Industrial Development RB,
               JP Price Lumber Project, Series B,
               ADFA, AMT
               5.000%, 2/01/16                                1,018,860
     100,000  Farmington, Sales & Use Tax RB
               4.600%, 4/01/25                                  100,497
   1,275,000  Heber Springs, Sales & Use Tax RB, CIFG
               4.700%, 6/01/30                                1,281,311
   1,205,000   4.650%, 6/01/27                                1,211,170
   1,300,000  Little Rock, Library Construction GO,
               Series A
               4.250%, 3/01/23                                1,263,509
     250,000  Pine Bluff, Industrial Development RB,
               Weyerhaeuser Project
               5.500%, 11/01/07                                 255,462
     380,000  Scott County, Sales & Use Tax RB,
               Correctional Facility Improvements  (5)
               5.000%, 8/01/36                                  378,830
   1,105,000  Springdale, Sales & Use Tax RB, MBIA
               4.000%, 7/01/16                                1,093,453
   1,940,000  Stuttgart, Sales & Use Tax RB, AMBAC
               4.200%, 10/01/31                               1,873,283
                                                          -------------
                                                             13,650,833
              CALIFORNIA - 6.8%
     185,000  Anaheim, Memorial Hospital Association COP,
              AMBAC, ETM
               5.125%, 5/15/20                                  185,189

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------
              MUNICIPAL BONDS - (CONTINUED)
              CALIFORNIA - (CONTINUED)
     690,000  Benicia, Unified School District GO,
               Series B, MBIA (6)
               4.589%, 8/01/18                                 370,744

              California Health Facilities Funding Authority
               RB, California-Nevada-Methodist Project
     360,000   5.000%, 7/01/14                                  375,887
     375,000   5.000%, 7/01/15                                  391,995
     395,000   5.000%, 7/01/16                                  413,059
     825,000   4.250%, 7/01/11                                  828,679
      35,000  California State GO
               3.625%, 5/01/07                                   34,985
      25,000  California State GO, Series BT, AMT
               5.100%, 12/01/13                                  25,099
      85,000  California Statewide Communities Development
               Authority COP, Kaiser Remarket, FSA, ETM
               5.300%, 12/01/15                                  87,893
   8,390,000  Contra Costa Home Mortgage Finance RB,
               Multi-Family Housing, MBIA, ETM (6)
               6.481%, 9/01/17                                4,024,180
     105,000  Delta County Home Mortgage Finance RB,
               Single-Family Mortgage-Backed Securities,
               Series A, AMT, MBIA, GNMA, FNMA
               5.350%, 6/01/24                                  106,165
   3,080,000  Los Angeles, Community Redevelopment
               Agency RB, Pooled Financing, Series M,
               RADIAN (9)
               6.100%, 9/01/16                                3,107,504
     615,000  Los Angeles, Multi-Family Housing RB,
               Colorado Terrace Project, Series H, AMT,
               GNMA
               4.350%, 11/20/12                                 613,253


 Principal
  Amount $                                                   Value $
------------                                              -------------

   3,725,000  Manteca, Financing Authority Sewer RB,
               Series B, MBIA
               5.000%, 12/01/33                               3,726,155
      10,000  Placer County, Water Agency RB,
              Middle Fork Project
               3.750%, 7/01/12                                    9,956
      60,000  Sacramento County, Sacramento Main
              Detention Center COP, MBIA, ETM
               5.500%, 6/01/10                                   62,377
      10,000  Sacramento County, Sanitation
               Authority RB, ETM
               5.125%, 12/01/10                                  10,046
     203,000  San Bernardino County, Transportation
               Authority RB, Series A, FGIC, ETM
               6.000%, 3/01/10                                  210,994
     175,000  Southern California, Public Power Authority
               RB, Palo Verde Project, Series A, ETM
               5.000%, 7/01/17                                  175,170
     130,000  State Public Works Board RB,
               San Jose Facilities, Series A
               7.750%, 8/01/06                                  130,000
     455,000  Valley Center, Unified School District
               GO, Capital Appreciation, Series A,
               MBIA (6)
               4.521%, 9/01/17                                  249,417
                                                          -------------
                                                             15,138,747
              COLORADO - 4.7%
   4,065,000  Adonea, Metropolitan District No. 2 RB,
               Series B, (LOC: Compass Bank)
               4.375%, 12/01/15                               4,066,951
     770,000  Beacon Point, Metropolitan District RB,
               Series B, (LOC: Compass Bank)
               4.375%, 12/01/15                                 770,254
     100,000  Denver City & County COP, Series A,
               MBIA, Pre-Refunded @ 100 (2)
               5.000%, 5/01/08                                  102,156

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              COLORADO - (CONTINUED)
     500,000  Denver City & County Multi-Family
               Housing RB, Cottonwood Creek,
               Series A (1) (3) (4) (7)
               3.580%, 4/15/14                                  500,000
      20,000  Denver, City & County Airport RB,
               Series D, AMT
               7.750%, 11/15/13                                  22,425
   1,760,000  High Plains, Metropolitan District RB
               (LOC: Compass Bank)
               4.375%, 12/01/15                               1,760,845
     500,000  Interlocken Metropolitan District GO,
               Series A, RADIAN
               5.750%, 12/15/11                                 529,940
     615,000  State Educational & Cultural Facilities
               Authority RB, Charter School,
               Peak to Peak, XLCA
               3.000%, 8/15/09                                  603,703
     365,000  State Educational & Cultural Facilities
               Authority RB, Parker Core Charter
               School, XLCA
               3.500%, 11/01/14                                 344,980
      30,000  State Health Facility Authority RB,
               Series A, ETM
               5.350%, 11/01/16                                  30,636
              Teller County, COP, Assured Guaranty
     400,000   5.000%, 12/01/24                                 419,112
     120,000   4.550%, 12/01/18                                 120,265
     310,000   4.500%, 12/01/17                                 310,685
     300,000   4.400%, 12/01/16                                 299,736
     150,000   4.150%, 12/01/13                                 149,150
     190,000   3.500%, 12/01/09                                 186,654
     180,000   3.150%, 12/01/07                                 178,493
                                                          -------------
                                                             10,395,985
              CONNECTICUT - 0.0%
      50,000  Greenwich, New Public Housing
              Authority RB
               5.250%, 5/01/08                                   51,116


 Principal
  Amount $                                                   Value $
------------                                              -------------

      55,000  State Health & Educational Facilities RB,
              Danbury Hospital, ETM
               7.875%, 7/01/09                                   58,609
                                                          -------------
                                                                109,725
              DELAWARE - 0.4%
     825,000  State Economic Development Authority RB,
               Delmarva Power & Light, Series D, AMT
               5.650%, 7/01/28                                  861,094
                                                          -------------
              DISTRICT OF COLUMBIA - 0.5%
     500,000  District of Columbia GO, Series B,
              FSA, ETM
               5.500%, 6/01/14                                  526,265
              Hospital RB, Medlantic Healthcare Group,
              Series A, MBIA, ETM
     100,000   5.750%, 8/15/14                                  102,147
     410,000   5.750%, 8/15/26                                  418,799
                                                          -------------
                                                              1,047,211
              FLORIDA - 3.7%
      50,000  Clearwater, Housing Authority RB,
               Affordable Housing Acquisition
               Program, FSA
               4.950%, 6/01/07                                   50,330
     524,329  Dade County, Single-Family Housing
               Finance Authority RB, Series B-1,
               AMT, GNMA, FNMA
               6.100%, 4/01/27                                  525,881
   1,135,000  Gulf Breeze, Local Government RB,
               FGIC, Mandatory Put  (7) (8)
               4.000%, 12/01/14                               1,111,540
     600,000   4.000%, 12/01/15                                 581,448
     500,000  Hillsborough County School Board COP,
               Series B, MBIA
               5.000%, 7/01/18                                  523,940
     155,000  Jacksonville, Electric Authority RB, ETM
               5.375%, 7/01/12                                  160,592

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              FLORIDA - (CONTINUED)
      10,000  Jacksonville, Electric Authority RB,
               Third Installment, ETM
               6.800%, 7/01/12                                   10,830
     125,000  Jacksonville, Health Facilities RB,
               Daughters of Charity, MBIA,
               ETM (1) (3) (4)
               5.000%, 11/15/15                                 125,115
   2,630,000  Manatee County, Multi-Family Housing
               Finance Authority RB, Carriage Club
               Apartments, FNMA  (7)
               3.450%, 12/15/32                               2,630,000
      60,000  Orange County, Tourist Division RB,
               AMBAC, ETM
               6.000%, 10/01/16                                  60,337
      50,000  Orange County, Tourist Division RB,
               Orange County Convention, AMBAC, ETM
               9.250%, 9/01/07                                   51,454
   1,060,000  Orange County, Tourist Division RB,
               Series A, AMBAC, ETM
               6.250%, 10/01/13                               1,119,922
     510,000  Pinellas County, Housing Finance
               Authority RB, Multi-County
               Program, Series A-3, AMT, GNMA, FNMA
               4.000%, 3/01/25                                  504,915
      15,000  State GO, ETM
               5.900%, 7/01/08                                   15,349
     120,000  Tampa, Allegany Health System RB,
               Saint Anthony, MBIA, ETM
               5.125%, 12/01/15                                 120,343

      65,000  Tampa, Allegany Health System RB,
               Saint Joseph, MBIA, ETM
               5.125%, 12/01/23                                  65,186
     340,000  Tampa, Allegany Health System RB,
               Saint Mary's, MBIA, ETM
               5.125%, 12/01/23                                 341,023


 Principal
  Amount $                                                   Value $
------------                                              -------------

     190,000  Vero Beach, Electric RB, MBIA, ETM
               6.500%, 12/01/07                                 193,614
                                                          -------------
                                                              8,191,819
              GEORGIA - 2.5%
   1,015,000  Cobb County, Kennestone Hospital
               Authority RB, Capital Appreciation
               Certificates, Series 86A, MBIA,
               ETM (6)
               6.159%, 8/01/15                                  582,742
     700,000  Dekalb County, Multi-Family Housing
               RB, Winters Creek Apartments Project,
               FNMA (7)
               3.460%, 6/15/25                                  700,000
      45,000  Fulco, Hospital Authority RB,
               Saint Joseph Hospital, ETM
               5.375%, 10/01/09                                  45,081
      40,000  Gwinnett County, Water & Sewer RB,
               MBIA, ETM
               6.100%, 3/01/08                                   41,457
   1,885,000  Kennesaw, Urban Redevelopment Agency
               RB, City Hall Expansion Project
               3.950%, 1/01/19                                1,840,778
     750,000  Marietta, Multi-Family Housing Authority
               RB, Franklin Walk Apartments Project,
               FHLMC (7)
               3.450%, 1/01/32                                  750,000
   1,360,000  Marietta, Multi-Family Housing Authority
               RB, Wood Glen, FHLMC  (7)
               3.650%, 7/01/24                                1,360,000
     490,000  Municipal Electric Authority Power RB,
               Capital Appreciation, Series Q,
               MBIA (6)
               6.785%, 1/01/12                                  347,998
                                                          -------------
                                                              5,668,056

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              IDAHO - 0.1%
     190,000  State Housing & Finance Association RB,
               Single-Family Mortgage, Series D,
               Class III, AMT
               5.400%, 7/01/21                                  194,936
                                                          -------------
              ILLINOIS - 13.3%
   5,000,000  Aurora, Multi-Family Housing RB,
               Apartments At Fox,  Series VY-A,
               FNMA (7)
               3.460%, 12/01/26                               5,000,000
   4,460,000  Bolingbrook, Sales Tax RB  (6)
               1.277%, 1/01/15                                4,194,318
     600,000  Calhoun & Greene Counties,
               Community School District No. 40 GO
               4.700%, 1/01/16                                  601,698
   1,000,000  Cary, Special Tax, Special Service
               Area No. 2, RADIAN
               4.400%, 3/01/16                                  997,570
   2,000,000  Chicago, Kingsbury Redevelopment
               Project TAN, Series A
               6.570%, 2/15/13                                2,078,720
   1,000,000  Chicago, Lake Shore East SA
               6.750%, 12/01/32                               1,074,500
   3,500,000  Cortland, Special Tax, Sheaffer
               Systems Project  (1)
               5.500%, 3/01/17                                3,497,025
   1,255,000  Lakemoor Village, Special Tax, RADIAN
               4.550%, 3/01/16                                1,267,688
   3,907,000  Pingree Grove, Special Services Area,
               Cambridge Lakes Project, Series 05-1
               5.250%, 3/01/15                                3,939,037


 Principal
  Amount $                                                   Value $
------------                                              -------------

     740,000  State Educational Facilities Authority RB,
               Capital Appreciation, Pre-Refunded
               @ 57.17  (2) (6)
               4.861%, 7/01/09                                  362,541
     850,000  State Educational Facilities Authority RB,
              Capital Appreciation, ETM (6)
               6.078%, 7/01/14                                  524,986
   1,120,000  State Financial Authority RB, Medical
               District Common Project, Series A, CIFG
               4.125%, 9/01/18                                1,095,965
     850,000  State Financial Authority RB, Metropolitis
               Project
               5.000%, 12/01/24                                 846,914
   3,110,000  State Health Facilities Authority RB,
               Hinsdale Hospital, Series A, ETM
               6.950%, 11/15/13                               3,405,823
     275,000  State Health Facilities Authority RB,
               Hospital of Sisters Services, Series A,
               FSA, Optional Put
               4.500%, 12/01/23                                 276,656
     575,000  Will County, Community School District GO,
               Alternative Revenue Source Larway
               5.625%, 12/01/23                                 592,014
                                                          -------------
                                                             29,755,455
              INDIANA - 2.3%
              Gary, Sanitation District, Special Taxing
               District, RADIAN
     250,000   5.000%, 2/01/12                                  260,692
     270,000   5.000%, 2/01/13                                  282,442
      50,000  Indianapolis, Industrial Utilities District
               RB, ETM
               7.000%, 6/01/08                                   51,479

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              INDIANA - (CONTINUED)
              Maconaquah, School District RB,
                Energy Management Financing Project
     286,756    5.000%, 1/01/12                                 294,676
     301,093    5.000%, 1/01/13                                 309,915
     316,148    5.000%, 1/01/14                                 325,847
     261,339    4.750%, 1/01/10                                 265,021
     273,752    4.750%, 1/01/11                                 277,782
     232,329    4.000%, 1/01/07                                 232,152
     241,622    4.000%, 1/01/08                                 241,020
     251,287    4.000%, 1/01/09                                 249,935
              Munster, Municipal Center RB, First Mortgage
     400,000  5.000%, 7/15/24                                   405,204
     700,000  4.875%, 7/15/21                                   704,984
     445,000  4.700%, 7/15/17                                   447,105
      95,000  State Health Facility Financing Authority RB,
               Ancilla Systems, MBIA, ETM
               5.250%, 7/01/22                                   96,954
     100,000  State Health Facility Financing Authority RB,
               Methodist Hospital, Series A, AMBAC, ETM
               5.750%, 9/01/11                                  101,041
     360,000   5.750%, 9/01/15                                  363,748
     195,000  Wells County, Hospital Authority
               RB, ETM
               7.250%, 4/01/09                                  198,023
                                                          -------------
                                                              5,108,020
              IOWA - 0.0%
      75,000  State Financial Authority RB, Mercy Health
               System, Series V, FSA, ETM
               5.250%, 8/15/27                                   76,641
                                                          -------------
              KANSAS - 0.6%
     220,000  Shawnee, Multi-Family Housing RB,
               Thomasbrook Apartments, Series A, AMT, FNMA
               5.250%, 10/01/14                                 223,333


 Principal
  Amount $                                                   Value $
------------                                              -------------

   1,000,000  University of Kansas Hospital Authority RB,
               KU Health Systems, Series A, AMBAC
               5.400%, 9/01/13                                1,038,200
                                                          -------------
                                                              1,261,533
              KENTUCKY - 1.2%
      40,000  Jefferson County, Health Facilities RB,
               Alliant Health Systems, MBIA, ETM
               5.125%, 10/01/27                                  40,709
   1,870,000  Marshall County, Public Property
               Corporation RB, Courthouse Facility
               Project
               5.250%, 3/01/23                                1,993,513
     675,000  State Area Development Districts
               Financing GO, Henderson, Series G1
               5.750%, 12/01/20                                 701,338
      20,000  State Turnpike Authority RB, ETM
               6.125%, 7/01/07                                   20,364
                                                          -------------
                                                              2,755,924
              LOUISIANA - 1.7%
     310,000  Calcasieu Parish, Public Transportation
               Authority RB, Single-Family Mortgage,
               Series A, AMT, GNMA, FNMA
               5.850%, 10/01/32                                 313,537
   2,600,000  State Public Facilities Authority RB,
               Multi-Family Housing, River View,
               FHLMC (7)
               3.650%, 4/01/36                                2,600,000
   1,000,000  State Public Facilities Authority RB,
               Pennington Medical Foundation Project
               4.000%, 7/01/11                                  992,700
                                                          -------------
                                                              3,906,237
              MASSACHUSETTS - 3.9%
     115,000  State Development Finance Agency RB,
              Curry College, Series A, ACA
               3.875%, 3/01/15                                  110,765

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              MASSACHUSETTS - (CONTINUED)
     545,000  State Development Finance Agency RB,
               Seven Hills Foundation & Affiliates,
               RADIAN
               4.500%, 9/01/16                                  548,499
   5,250,000  State GO, Consolidated Loan, Series A,
               Pre-Refunded @ 100  (2)
               5.125%, 1/01/13                                5,596,447
     515,000  State Health & Educational Facilities
              Authority RB, Cape Cod Healthcare,
               Series C, RADIAN
               5.250%, 11/15/17                                 539,092
     885,000  State Health & Educational Facilities
               Authority RB, Mass General
               Hospital, Series F, AMBAC
               6.250%, 7/01/12                                  948,569
     975,000  State Health & Educational Facilities
               Authority RB, Nichols College Issue,
               Series C
               6.000%, 10/01/17                               1,024,520
                                                          -------------
                                                              8,767,892
              MICHIGAN - 0.7%
   1,010,000  Kalamazoo, Hospital Finance Authority RB,
               Borgess Medical Center, Series A,
               AMBAC, ETM
               5.625%, 6/01/14                                1,031,584
      10,000  State Hospital Finance Authority RB,
               Charity Obligatory Group, Series A, ETM
               5.000%, 11/01/19                                  10,345
      70,000  State Hospital Finance Authority RB,
               Daughters of Charity Hospital, ETM
               5.250%, 11/01/10                                  70,778


 Principal
  Amount $                                                   Value $
------------                                              -------------

      10,000  State Hospital Finance Authority RB,
               Mercy Health Services, MBIA, ETM
               5.750%, 8/15/26                                   10,290
      45,000  State Hospital Finance Authority RB,
               Mercy Health Services, Series Q, AMBAC, ETM
               5.375%, 8/15/26                                   45,497
      70,000  State Hospital Finance Authority RB,
               Saint John Hospital, AMBAC, ETM
               5.250%, 5/15/26                                   71,394
              State Hospital Finance Authority RB,
               Saint John Hospital, Series A, AMBAC, ETM
     240,000   6.000%, 5/15/13                                  249,343
      25,000   5.750%, 5/15/16                                   25,630
                                                          -------------
                                                              1,514,861
              MINNESOTA - 0.4%
   1,140,000  Burnsville, Hospital System RB, Fairview
               Community Hospitals, ETM (6)
               5.780%, 5/01/12                                  798,411
      30,000  Coon Rapids, Hospital RB, Health Central, ETM
               7.625%, 8/01/08                                   30,913
                                                          -------------
                                                                829,324
              MISSISSIPPI - 1.0%
     310,000  Horn Lake SA, Desoto Commons, AMBAC
               5.000%, 4/15/17                                  325,739
   1,200,000  Meridian, Housing Authority RB, Series A,
               AMT (1)
               5.000%, 9/01/15                                1,206,312
     655,000   5.000%, 9/01/25                                  658,727
                                                          -------------
                                                              2,190,778


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------
              MUNICIPAL BONDS - (CONTINUED)
              MISSOURI - 3.2%
     775,000  Boone County, Industrial Development
               Authority RB, Otscon Project, AMT,
               Mandatory Put, (LOC: Boone County
               National Bank) (7) (8)
               4.750%, 5/01/12                                  770,544
     945,000  Brentwood, Tax Increment TA, Brentwood
               Pointe Project
               4.500%, 5/01/23                                  939,113
     820,000  Brentwood, Tax Increment TA, Brentwood
               Square Project
               4.500%, 5/01/22                                  811,956
     750,000  Hannibal, Industrial Development Authority
               Tax, Stardust-Munger Project
               4.700%, 4/15/23                                  728,805
              Ozark Centre, Transportation
               Development District RB
     175,000   5.375%, 9/01/32                                  172,457
     200,000   4.875%, 9/01/24                                  199,992
              State Development Finance Board
               Infrastructure Facilities RB,
               Branson Landing Project, Series A
     180,000   4.250%, 6/01/13                                  176,767
     100,000   4.125%, 6/01/12                                   98,215
     130,000   4.000%, 6/01/10                                  128,548
     125,000   4.000%, 6/01/11                                  122,849
     500,000  State Development Finance Board
               Infrastructure Facilities TA,
               Triumph Foods Project, Series A
               5.250%, 3/01/25                                  511,620
     430,000  State Development Finance Board
               Infrastructure Facilities RB,
               Drumm Farm Project
               4.625%, 3/01/20                                  421,907




 Principal
  Amount $                                                   Value $
------------                                              -------------

   1,800,000  State Health & Educational Facilities
               Authority RB, Park Lane Medical
               Center, Series A, MBIA, ETM
               5.600%, 1/01/15                                1,899,594
     250,000  State Housing Development Community RB,
               Single-Family Homeown Loan Program,
               Series A-1, GNMA
               5.000%, 3/01/17                                  251,937
                                                          -------------
                                                              7,234,304
              MONTANA - 1.6%
   3,315,000  Forsyth, Pollution Control RB,
               Northwestern Colstrip, AMBAC
               4.650%, 8/01/23                                3,313,442
     165,000  State Board Investment RB, Payroll
               Tax Workers Compensation Project,
               MBIA, ETM
               6.875%, 6/01/11                                  173,699
                                                          -------------
                                                              3,487,141
              NEBRASKA - 0.6%
      40,000  Nebhelp RB, Jr-Sub-Series A-6, AMT, MBIA
               6.400%, 6/01/13                                   40,261
      15,000  Scotts Bluff County, Hospital Authority
               No. 1 RB, Regional West Medical Center
               6.375%, 12/15/08                                  15,021
              State Educational Finance Authority RB,
               Dana College, Series A
     200,000   4.500%, 3/15/13                                  195,844
     195,000   4.500%, 3/15/14                                  189,595
     180,000   4.350%, 3/15/12                                  175,781

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------
              MUNICIPAL BONDS - (CONTINUED)
              NEBRASKA - (CONTINUED)
              State Educational Finance Authority RB,
               Dana College, Series D
     170,000   5.400%, 3/15/25                                  170,739
     240,000   5.200%, 3/15/20                                  241,399
      50,000   4.950%, 3/15/16                                   49,658
      50,000   4.850%, 3/15/15                                   49,546
      45,000   4.700%, 3/15/13                                   44,795
      50,000   4.700%, 3/15/14                                   49,524
      45,000   4.550%, 3/15/12                                   44,690
      40,000   4.450%, 3/15/11                                   39,554
                                                          -------------
                                                              1,306,407
              NEVADA - 0.7%
   1,440,000  Rural Housing Authority RB,
               Single-Family Housing, Series A, GNMA,
               FNMA (7)
               4.500%, 8/01/38                                1,481,112
                                                          -------------
              NEW HAMPSHIRE - 0.1%
     185,000  State Health & Educational
               Facilities Authority RB, Speare Memorial
               Hospital
               5.000%, 7/01/12                                  185,462
                                                          -------------
              NEW JERSEY - 3.0%
     150,000  Burlington County, Bridge
               Commission RB, County Guaranteed
               Governmental Leasing Program
               5.250%, 8/15/15                                  160,117
   3,500,000  Cliffside Park GO, BAN (9)
               5.190%, 2/14/07                                3,491,670
      30,000  Health Care Facilities RB,
               Allegany Health, Our Lady of Lourdes,
               MBIA, ETM
               5.200%, 7/01/18                                   30,897
      50,000   5.125%, 7/01/13                                   51,110
     110,000  Health Care Facilities RB, Community
               Memorial Hospital Toms River, ETM
                    6.750%, 7/01/09                             115,137


 Principal
  Amount $                                                   Value $
------------                                              -------------

      50,000  Health Care Facilities RB, Mercer Medical
               Center, ETM
               7.000%, 7/01/08                                   51,841
   1,265,000  State Economic Development Authority RB,
               Wanaque Convalescent Center Project,
               Series A, (LOC: Sovereign Bank)
               3.750%, 2/15/12                                1,244,064
   1,500,000  Union County, Industrial Pollution
               Control RB, American Cyanamid (GA: Wyeth)
                5.800%, 9/01/09                               1,555,485
                                                          -------------
                                                              6,700,321
              NEW MEXICO - 0.1%
      65,000  State Mortgage Finance Authority RB,
               Single-Family Mortgage, Series B-2,
               AMT, GNMA, FNMA, FHLMC
               5.550%, 1/01/30                                   66,062
      60,000  State Severance Tax RB, Pre-Refunded
               @ 100 (2)
               5.000%, 7/01/07                                   60,716
                                                          -------------
                                                                126,778
              NEW YORK - 6.9%
              Amherst, Industrial Development Agency RB,
               Civic Facilities, Daemen College Project,
               Series A, Pre-Refunded @ 102  (2)
   3,600,000   6.125%, 10/01/11                               4,014,144
   2,880,000   6.000%, 10/01/11                               3,194,640
              Freeport GO (5)
     100,000   4.500%, 8/01/09                                  101,621
     100,000   4.500%, 8/01/10                                  102,009
     100,000   4.500%, 8/01/11                                  102,223
     100,000   4.500%, 8/01/12                                  102,093
     125,000   4.500%, 8/01/13                                  127,535
     125,000   4.500%, 8/01/14                                  127,330
     125,000   4.500%, 8/01/15                                  126,635
     125,000   4.500%, 8/01/16                                  125,871

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              NEW YORK - (CONTINUED)
     150,000  Hempstead Town, Industrial Development
               Agency RB, Adelphi University Civic
               Facilities
               5.250%, 2/01/13                                  154,462
     275,000  Metropolitan Transportation Authority RB,
               Commuter Facilities, Series B, AMBAC,
               ETM
               5.125%, 7/01/24                                  283,330
              Metropolitan Transportation Authority RB,
               Commuter Facilities, Series D, MBIA, ETM
      45,000   5.125%, 7/01/22                                   45,929
     165,000   5.000%, 7/01/12                                  168,341
      25,000   4.900%, 7/01/10                                   25,490
              Metropolitan Transportation Authority RB,
               Grand Central Terminal - 2, AMT, FSA, ETM
      50,000   5.500%, 7/01/12                                   50,071
      55,000   5.400%, 7/01/11                                   55,068
      15,000  Metropolitan Transportation Authority RB,
               Series B-2, MBIA, ETM
               5.000%, 7/01/17                                   15,446
     100,000  Metropolitan Transportation Authority RB,
               Service Contract, Series Q, AMBAC, ETM
               5.125%, 7/01/12                                  102,136
     375,000  Metropolitan Transportation Authority RB,
               Service Contract, Series R, ETM
                5.500%, 7/01/11                                 390,011
   4,800,000  State Dormatory Authority RB, Non-State
               Supported Debt, St. Lukes Roosevelt
               Hospital, FHA
               4.800%, 8/15/25                                4,843,392


 Principal
  Amount $                                                   Value $
------------                                              -------------

     265,000  State Urban Development RB, Capital
               Appreciation (6)
               5.746%, 1/01/11                                  202,433
      75,000  State Urban Development RB, Capital
               Appreciation, MBIA (6)
               5.782%, 1/01/11                                   57,230
     100,000  State Urban Development RB, Capital
               Appreciation, Series O, FSA (6)
               5.830%, 1/01/11                                   76,306
     345,000  Triborough Bridge & Tunnel Authority RB,
               General Purpose, Series A, ETM
               5.000%, 1/01/24                                  345,304
     500,000  Triborough Bridge & Tunnel Authority RB,
               General Purpose, Series A, MBIA, ETM
               5.000%, 1/01/24                                  502,620
      50,000  Triborough Bridge & Tunnel Authority RB,
               General Purpose, Series B, ETM
               5.100%, 1/01/10                                   51,252
                                                          -------------
                                                             15,492,922
              NORTH CAROLINA - 0.4%
     320,000  Mecklenburg County, Multi-Family
               Housing RB, Little Rock Apartments,
               AMT, FNMA
               3.500%, 1/01/12                                  315,530
     360,000  Pitt County, Memorial Hospital RB, ETM
               5.250%, 12/01/21                                 370,372
     235,000  State Medical Care Community Hospital RB,
               Saint Joseph Hospital Project, AMBAC, ETM
               5.100%, 10/01/14                                 235,472
                                                          -------------
                                                                921,374


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)

 Principal
  Amount $                                                   Value $
------------                                              -------------
              MUNICIPAL BONDS - (CONTINUED)
              NORTH DAKOTA - 0.2% State
               Housing Finance Agency RB, Housing
               Finance Program Home Mortgage, Series B,
               AMT, SPA-FHLB
     250,000   4.125%, 7/01/11                                  245,935
     210,000   4.000%, 7/01/10                                  206,014
                                                          -------------
                                                                451,949
              OHIO - 1.7%
              Columbus, Sewer Improvement Bonds GO, ETM
     170,000   6.750%, 9/15/07                                  170,461
     150,000   6.000%, 9/15/11                                  150,274
      50,000  State Building Authority RB, State Facilities,
               Administration Building Fund Projects,
               Series A, Pre-Refunded @ 101 (2)
               5.250%, 10/01/08                                  52,058
   2,415,000  State Economic Development RB, Heath Grains
               Bakery (9)
               5.840%, 12/01/25                               2,335,909
   1,080,000  State Housing Finance Agency Mortgage RB,
               Residential Mortgage-Backed Securities, AMT,
               GNMA, FNMA
               4.625%, 9/01/16                                1,079,698
     100,000  Wood County, Industrial Development RB,
               Schutz Container Systems Project, Series B,
               (LOC: Bayerische Hypo-und Vereinsbank) (7)
               7.125%, 6/01/13                                  104,908
                                                          -------------
                                                              3,893,308
              OKLAHOMA - 2.6%
     600,000  State Home Finance Authority RB, Single-
               Family Mortgage, Series B, AMT, GNMA,
               FNMA, FHLMC
               4.250%, 9/01/25                                  600,228


 Principal
  Amount $                                                   Value $
------------                                              -------------

     195,000  Tulsa County, Home Finance Authority RB,
               Single-Family Mortgage, FGIC, ETM
               6.900%, 8/01/10                                  205,743
   2,500,000  Tulsa, Industrial Authority TA, Series A (9)
               7.350%, 1/01/17                                2,514,625
   2,500,000  Tulsa, Industrial Authority TA,
               Series B (9)
               7.300%, 7/01/16                                2,501,250
                                                          -------------
                                                              5,821,846
              OREGON - 0.6%
     825,000  Portland, Housing Authority RB, New Columbia
               Development, Capital Funding Program, AMT
               4.300%, 10/01/15                                 811,074
     475,000  State Facilities Authority RB, College Inn
               Student Housing, Series B
               6.250%, 7/01/11                                  475,765
                                                          -------------
                                                              1,286,839
              PENNSYLVANIA - 4.6%
     170,000  Allegheny County, Hospital Development
               Authority RB, Children's Hospital of
               Pittsburgh, MBIA, ETM
               5.300%, 7/01/26                                  180,140
     725,000  Allegheny County, Hospital Development
               Authority RB, Jefferson Regional Medical
               Center, Series B
               5.000%, 5/01/18                                  733,707
      60,000  Allegheny County, Hospital Development
               Authority RB, Pittsburgh Mercy Health Systems,
               AMBAC, ETM
               5.625%, 8/15/26                                   61,757
      10,000  Berks County GO, Second Series, MBIA
               3.300%, 11/15/09                                   9,811
     400,000  Chester, Upland School District GO
               4.200%, 5/15/13                                  398,112

--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              PENNSYLVANIA - (CONTINUED)
     970,000  Chester, Upland School District GO, XLCA
               4.850%, 9/15/16                                1,020,256
     100,000  Dauphin County, General Authority RB, AMBAC,
               Mandatory Put  (8)
               4.550%, 6/01/08                                  101,106
      80,000  Dauphin County, General Authority RB,
               Hapsco-Western Pennsylvania Hospital
               Project, Series A-1, MBIA, ETM
               5.500%, 7/01/13                                   84,761
      75,000  Erie, Higher Education Building Authority RB,
               Gannon University Project, AMBAC, ETM
               7.375%, 6/01/08                                   78,076
      50,000  Hempfield, School District GO, ETM
               7.200%, 10/15/09                                  52,657
   4,750,000  Lampeter Strasburg School District GO,
               FSA (7)
               3.640%, 2/15/22                                4,750,000
     400,000  Montgomery County, Industrial Development
               Authority RB, Adult Communities Total
               Services, Series B
               5.750%, 11/15/17                                 410,084
   1,125,000  Philadelphia, Multi-Family Housing
               Redevelopment Authority RB, Pavilion
               Apartments Project, Series A, AMT,
               HUD Section 236
               4.250%, 10/01/16                               1,098,990
     500,000  Philadelphia, School District GO,
               Series D, FSA
               5.000%, 6/01/15                                  532,350
      40,000  Pittsburgh GO, Series C, ETM
               7.000%, 3/01/07                                   40,748


 Principal
  Amount $                                                   Value $
------------                                              -------------

     755,000  State Higher Educational Facilities
               Authority RB, Allegheny Delaware Valley
               Obligation, Series A, MBIA
               5.700%, 11/15/11                                 812,569
      30,000  State Higher Educational Facilities
               Authority RB, Tenth Series, ETM
               6.900%, 7/01/07                                   30,654
                                                          -------------
                                                             10,395,778
              RHODE ISLAND - 0.7%
      55,000  State Depositors Economic Protection RB,
               Series B, MBIA, ETM
                6.000%, 8/01/17                                  57,734
     270,000  State Health & Educational Building
               Authority RB, Capital Appreciation, BIG (6)
                6.168%, 11/01/12                                184,005
              Woonsocket, Housing Authority RB, Capital
               Funds Housing Project
     385,000   4.500%, 9/01/10                                  394,024
     400,000   4.500%, 9/01/11                                  410,456
     420,000   4.500%, 9/01/12                                  431,752
                                                          -------------
                                                              1,477,971
              SOUTH CAROLINA - 0.9%
     325,000  Greenville County, Airport RB, Donaldson
               Industrial Air Park Project, AMT
                6.125%, 10/01/17                                344,679
     600,000  State Housing Finance & Development
               Authority RB, Multi-Family Housing,
               Spartanburg Project, Series A, FHLMC (7)
               3.650%, 8/01/31                                  600,000


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              SOUTH CAROLINA - (CONTINUED)
   1,000,000  State Housing Finance & Development
               Authority RB, Rental Housing
               Greenville, Series A, FHLMC (7)
               3.650%, 8/01/31                                1,000,000
                                                          -------------
                                                              1,944,679
              TENNESSEE - 1.9%
   1,840,000  Chattanooga, Health, Educational &
               Housing Facilities RB, Windrige
               Apartments, Series A, FNMA (7)
               3.650%, 5/15/33                                1,840,000
     230,000  Nashville & Davidson Counties,
               Metropolitan Government Cab
               Converter RB, FGIC
               7.700%, 1/01/12                                  261,411
     500,000  Nashville & Davidson Counties,
               Metropolitan Government Health &
               Educational Facilities Board RB,
               RADIAN
               5.100%, 8/01/16                                  506,345
     175,000  State GO, Series B, ETM
               5.500%, 5/01/23                                  179,641
              State School Board Authority RB,
               Series B (10)
      40,000   5.250%, 5/01/10                                   40,644
   1,275,000   5.000%, 5/01/09                                1,295,285
      80,000  Wilson County, Health &
                Educational Facilities Board RB,
                University Medical Center, ETM
                8.375%, 8/01/08                                  81,229
                                                          -------------
                                                              4,204,555
              TEXAS - 5.0%
   2,020,000  Allen, Independent School District
               GO, Capital Appreciation, PSF,
               Pre-Refunded @ 40.017 (2) (6)
               5.977%, 2/15/10                                  701,889


 Principal
  Amount $                                                   Value $
------------                                              -------------

   2,025,000  Allen, Independent School District
               GO, Capital Appreciation, PSF,
               Pre-Refunded @ 42.722 (2) (6)
               5.938%, 2/15/10                                  751,194
     750,000  Austin, Convention Enterprises RB,
               Trust Certificates, Series B,
               (Surety: ZC Specialty Insurance)
               5.750%, 1/01/16                                  780,352
     150,000  Brownsville GO, Capital Appreciation,
               AMBAC  (6)
               6.437%, 2/15/11                                  113,340
      45,000  Denison, Hospital Authority RB,
               Texoma Medical Center, ETM
               7.125%, 7/01/08                                   46,833
              Fort Bend County, Municipal Utility
               District No. 23 GO, FGIC
      45,000   6.500%, 9/01/08                                   47,348
      65,000   6.500%, 9/01/09                                   69,829
      70,000   6.500%, 9/01/10                                   76,687
      45,000   6.500%, 9/01/11                                   50,155
      95,000   5.000%, 9/01/16                                   98,885
     250,000  Greater Greenspoint, Redevelopment
               Authority RB, Tax Increment
               Contract, RADIAN
               5.250%, 9/01/10                                  260,768
      85,000  Harris County, Health Facilities
               Development RB, St. Lukes
               Episcopal Hospital Project, ETM
               6.625%, 2/15/12                                   85,194
     140,000  Houston, Airport System RB, ETM
               7.600%, 7/01/10                                  152,306
      25,000  Houston, Sewer System RB, FGIC, ETM
               6.375%, 10/01/08                                  25,643
              Retama, Development Corporate Special
               Facilities RB, Retama Racetrack, ETM (9)
   2,000,000   10.000%, 12/15/17                              2,779,580
     500,000   8.750%, 12/15/11                                 583,555

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              TEXAS - (CONTINUED)
      50,000  Sendero, Public Facilities RB, Crown
               Meadows Project, Series A, FHLMC
               4.250%, 6/01/13                                   50,236
   1,500,000  South Lake GO, AMBAC, Pre-Refunded
               @ 26.765 (2) (6)
               6.273%, 2/15/09                                  363,165
   3,145,000  South Lake GO, AMBAC, Pre-Refunded
               @ 32.616 (2) (6)
               6.210%, 2/15/09                                  927,869
   3,200,000  Tarrant County, Housing Finance RB,
               Series C10  (1) (7)
               3.750%, 12/15/25                               3,200,000
      25,000  Travis County, Health Facility Development
               RB, Daughters of Charity, MBIA, ETM
               5.000%, 11/01/20                                  25,221
                                                          -------------
                                                             11,190,049
              UTAH - 0.0%
      30,000  Intermountain Power Agency RB,
               Series A, ETM
               5.000%, 7/01/21                                   30,027
                                                          -------------
              VIRGINIA - 4.7%
     740,000  Norfolk, Packaging Systems RB, Series A,
               MBIA
               4.000%, 2/01/19                                  709,024
  26,500,000  Pocahontas Parkway Association, Toll Road
               RB, Capital Appreciation, Series B,
               Pre-Refunded @ 40.387 (6)
               4.060%, 8/15/08                                9,874,165
                                                          -------------
                                                             10,583,189


 Principal
  Amount $                                                   Value $
------------                                              -------------

              WASHINGTON - 0.2%
     468,017  Nooksack, Indian Tribe RB
               5.500%, 2/23/11                                  458,961
                                                          -------------
              WEST VIRGINIA - 0.9%
     745,000  State Economic Development Authority,
               Industrial Development RB, Central Supply
               Project, AMT, (LOC: BB&T)
               5.500%, 5/15/10                                  754,834
   2,000,000  State Jobs Investment Trust Board
               RB, Promissory Notes, Series D (6) (9)
                    6.292%, 7/31/13                           1,278,120
                                                          -------------
                                                              2,032,954
              WISCONSIN - 1.0%
     800,000  Kronenwetter, Anticipation Notes
               4.750%, 3/01/11                                  807,384
   1,365,000  Oshkosh, Industrial Development Authority
               RB, Don Evans Project, AMT, Mandatory
               Put, (LOC: Marshall & Ilslay) (8)
               5.500%, 12/01/11                               1,384,779
      50,000  State Health & Educational Facilities RB,
               ACA
               6.000%, 5/15/16                                   51,236
      10,000  State Transportation RB, Series A
               5.500%, 7/01/11                                   10,723
      60,000  Winnebago County, Promissory Notes GO
               4.375%, 4/01/12                                   60,952
                                                          -------------
                                                              2,315,074
                                                          -------------
              TOTAL MUNICIPAL BONDS
               (Cost $211,860,784)                          211,222,587
                                                          -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              CORPORATE OBLIGATIONS  - 2.3%
   1,219,000  BFL Funding VI (11)
               5.000%, 4/01/08                                1,200,837
     715,875  IIS/Syska Holdings Energy  (11)
               3.900%, 8/15/08                                  667,553
     250,000  Kidspeace National Centers of
               Georgia, USDA  (1) (3) (4) (7)
               4.500%, 12/01/28                                 248,635
     819,648  Landmark Leasing  (11)
               6.200%, 10/01/22                                 779,534
   2,350,833  USDA Airtanker  (11)
               8.000%, 2/01/08                                2,324,974
                                                          -------------
              TOTAL CORPORATE OBLIGATIONS
               (Cost $5,353,754)                              5,221,533
                                                          -------------
              SHORT-TERM INVESTMENT  - 4.0%
   Shares
------------
   8,905,864  BlackRock Institutional Muni Fund Portfolio,
               3.40% (12)                                     8,905,864
                                                          -------------
              TOTAL SHORT-TERM INVESTMENT
               (Cost $8,905,864)                              8,905,864
                                                          -------------
              TOTAL INVESTMENTS - 100.8%
               (Cost $226,120,402)*                         225,349,984
                                                          -------------
              OTHER ASSETS LESS LIABILITIES - (0.8)%         (1,769,494)
                                                          -------------
              TOTAL NET ASSETS - 100.0%                   $ 223,580,490
                                                          =============

*At July 31, 2006, the tax basis cost of the Fund's investments was $226,120,402, and the unrealized appreciation and depreciation of investments owned by the Fund were $982,544 and $(1,752,962), respectively.
(1) Private Placement Security.
(2) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(3) Security considered illiquid. On July 31, 2006, the value of these securities amounted to $1,126,460, representing 0.5% of the net assets of the Fund.
(4) Security considered restricted. (See table on the following page).
(5) Security purchased on a when-issued basis.


(6) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(7) Variable Rate Security -- Rate disclosed is as of July 31, 2006.
(8) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(9) Security is taxable.
(10) Economically Defeased Security
(11) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $4,972,898, representing 2.2% of the net assets of the Fund.
(12) Rate shown is the 7-day effective yield as of July 31, 2006.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
CIFG -- Cornell/Intel Faculty Group
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Department of Housing and Urban Development
LOC -- Letter of Credit
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
TAN -- Tax Anticipation Note
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
ADFA -- ADFA Guaranty
AMBAC -- American Municipal Bond Assurance Corporation
BIG -- BIG Guaranty
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
PSF -- PSF Guaranty
SPA -- SPA Guaranty
RADIAN -- RADIAN Guaranty
USDA -- USDA Guaranty
XLCA -- XL Capital Assurance


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

As of July 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2006 were as follows:


                                                                                                            % of Net
                                Principal Amount      Acquisition Date       Cost        Market Value        Assets
                                ----------------      ----------------       ----        ------------      ---------
Crenshaw County, Industrial
 Development Board RB
 5.600%, 3/01/08                   $250,000               2/26/04          $269,425        $252,710           0.1%
Denver City & County Multi-
 Family Housing RB
 3.580%, 4/15/14                    500,000               4/17/06           500,000         500,000           0.2
Jacksonville, Health
 Facilities RB
 5.000%, 11/15/15                   125,000               8/25/05           130,563         125,115           0.1
Kidspeace National Centers
 of Georgia, USDA
 4.500%, 12/01/28                   250,000               1/05/04           250,000         248,635           0.1


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS  - 98.5%
              ARIZONA - 2.5%
      65,000  Maricopa County, Hospital RB,
               Intermediate Community-Sun City,
               ETM
               8.625%, 1/01/10                                   70,264
      79,000  Maricopa County, Hospital RB, St.
               Lukes Hospital Medical Center
               Project, ETM
               8.750%, 2/01/10                                   85,593
      80,000  Oro Valley, Oracle Road Improvement
               District GO
               5.000%, 1/01/07                                   80,302
     270,000  Pinal County, Industrial Development
               Authority, Correctional Facilities
               RB, Florence West Prison, Series A,
               ACA
               3.875%, 10/01/09                                 266,960
   3,900,000  Tucson, Industrial Development
               Authority RB, Family Housing
               Residential Project, Series A,
               FNMA (1)
               3.650%, 1/15/32                                3,900,000
                                                          -------------
                                                              4,403,119
              ARKANSAS - 3.2%
     475,000  Fayetteville, Sales & Use
               Tax SA
               2.750%, 12/01/09                                 467,623
     760,000  Little Rock, Library Construction
               Improvement GO, Series A
               4.350%, 3/01/24                                  752,180
   1,525,000  Marion, Sales & Use Tax RB, Capital
               Improvement  (2)
               4.850%, 9/01/32                                1,530,597
     155,000  Maumelle, Capital Improvement GO,
               Series A
               3.750%, 3/01/20                                  145,684
     185,000  Maumelle, Capital Improvement GO,
               Series B, MBIA
               3.600%, 9/01/20                                  181,418
     215,000  Rogers, Sales & Use Tax RB,
               Series A, FGIC
               4.125%, 9/01/23                                  213,740


 Principal
  Amount $                                                   Value $
------------                                              -------------

   2,425,000  Springdale, Sales & Use Tax RB, MBIA
               4.000%, 7/01/16                                2,399,659
                                                          -------------
                                                              5,690,901
              CALIFORNIA - 4.3%
   2,200,000  California Health Facilities Funding
               Authority RB,
               California-Nevada-Methodist
               Project
               4.250%, 7/01/11                                2,209,812
     100,000  California Water Residential
               Development GO, Series M
               4.875%, 10/01/07                                 100,091
   4,845,000  Manteca, Financing Authority Sewer
               RB, Series B, MBIA
               5.000%, 12/01/33                               4,846,502
     415,000  Placer County, Water Agency RB,
               Middle Fork Project
               3.750%, 7/01/12                                  413,182
      55,000  Sacramento County, Sanitation
               District RB, ETM
               5.000%, 12/01/08                                  55,249
                                                          -------------
                                                              7,624,836
              COLORADO - 12.4%
   7,800,000  Adonea, Metropolitan District
               No. 2 RB, Series B, (LOC: Compass Bank)
               4.375%, 12/01/15                               7,803,744
   4,200,000  Arapahoe County, Multi-Family Housing
               Authority RB, Stratford Station Project,
               FNMA (1)
               3.670%, 11/01/17                               4,200,000
   3,015,000  Beacon Point, Metropolitan District RB,
               Series B, (LOC: Compass Bank)
               4.375%, 12/01/15                               3,015,995
     395,000  Central Colorado Water Conservancy District
               GO, Well Augmentation Sub-District
               3.875%, 3/01/07                                  392,172


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              COLORADO - (CONTINUED)
      55,000  Denver City & County Multi-Family Housing RB,
               Buerger Brothers Project, Series A, AMT, FHA
               5.100%, 11/01/07                                  55,331
   3,000,000  Denver City & County Multi-Family Housing RB,
               Cottonwood Creek, Series A  (1) (3) (4)
               3.670%, 4/15/14                                3,000,000
     135,000  Denver, West Metropolitan District GO
               3.300%, 12/01/06                                 134,711
              El Paso County, Academy Water & Sanitation
               District GO
     120,000   3.650%, 11/15/07                                 118,891
     115,000   3.250%, 11/15/06                                 114,616
   1,755,000  High Plains, Metropolitan District
               RB (LOC: Compass Bank)
               4.375%, 12/01/15                               1,755,842
      50,000  Milliken, Sales & Use Tax RB
               2.000%, 12/01/06                                  49,613
     525,000  State Educational & Cultural
               Facilities RB, Northwest Nazarene Project
               4.500%, 11/01/06                                 525,136
     210,000  State Housing & Finance Authority RB,
               Single-Family Program Series C-2, AMT
               8.400%, 10/01/21                                 217,531
     355,000  State Housing & Finance Authority RB,
               Single-Family Project, Series D2, AMT
               6.350%, 11/01/29                                 358,341
                                                          -------------
                                                             21,741,923
            DELAWARE - 1.0%
 1,160,000  State Economic Development Authority
              RB, Water Development, Wilmington
              Suburban, Series B
              6.450%, 12/01/07                                1,197,422


 Principal
  Amount $                                                   Value $
------------                                              -------------

   455,000  State Health Facilities Authority
              RB, Beebe Medical Center Project,
              Series A
              5.000%, 6/01/07                                   459,040
   140,000  State Housing Authority RB,
              Single-Family Mortgage, Series A-1,
              AMT, MBIA
              5.300%, 7/01/11                                   140,224
                                                          -------------
                                                              1,796,686
            DISTRICT OF COLUMBIA - 0.2%
   295,000  Housing Finance Agency RB, 1330 7th
              Street Apartments, Series A, AMT,
              FHA
              3.000%, 12/01/09                                  286,902
                                                          -------------
            FLORIDA - 0.4%
   115,000  Broward County, Water &
              Sewer Utilities Systems RB,
              Pre-Refunded @ 100 (5)
              6.875%, 9/01/06                                   115,269
    15,000  Dunedin, Health Facilities Authority
              RB, Mease Hospital,
              ETM
              7.600%, 10/01/08                                   15,548
   365,000  Jacksonville, Educational Facilities
              RB, Edward Water College Project,
              Mandatory Put, (LOC: Wachovia
              Bank)  (6)
              3.600%, 10/01/06                                  364,394
    10,000  Jacksonville, Electric Authority RB,
              Third Installment, ETM
              6.800%, 7/01/12                                    10,829
   170,000  State Board of Education
              Capital Outlay GO
              8.400%, 6/01/07                                   176,360
    20,000  State GO, ETM
              5.900%, 7/01/08                                    20,466
                                                          -------------
                                                                702,866
            GEORGIA - 2.1%
   490,000  Hapeville, Development Authority RB,
              Intergovernmental (3) (9)
              6.500%, 8/01/09                                   491,715


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              GEORGIA - (CONTINUED)
   1,700,000  Randolph County, Sales Tax GO
               3.210%, 4/01/12                                1,622,293
   1,050,000  Roswell, Multi-Family Housing
               Authority RB, Chambrel Roswell, FNMA (1)
               3.450%, 11/15/32                               1,050,000
     430,000  State Housing & Finance Authority RB,
               Single-Family Mortgage Program,
               Sub-Series D-3
               4.850%, 6/01/17                                  432,864
                                                          -------------
                                                              3,596,872
              IDAHO - 0.0%
      40,000  State Housing & Finance Association RB,
               Single-Family Mortgage Program,
               Sub-Series G-2, AMT
               5.750%, 1/01/14                                   40,595
      25,000  State Housing & Finance Association RB,
               Single-Family Mortgage Program,
               Sub-Series H-2, AMT, FHA
               5.850%, 1/01/14                                   25,377
                                                          -------------
                                                                 65,972
              ILLINOIS - 11.0%
   2,900,000  Aurora, Multi-Family Housing RB,
               Apartments At Fox, Series VY-A, FNMA (1)
                3.460%, 12/01/26                              2,900,000
   5,000,000  Bolingbrook, Sales Tax RB (7)
               5.150%, 1/01/26                                4,698,200
     800,000  Cary, Special Tax, Special
               Service Area No. 1, RADIAN
               4.400%, 3/01/16                                  794,968
      30,000  Chicago, Single-Family Mortgage RB,
               Series B, AMT, GNMA, FNMA, FHLMC
               6.950%, 9/01/28                                   30,742
      35,000  Dupage County, Water & Sewer RB, ETM, MBIA
                10.500%, 1/01/07                                 35,939


 Principal
  Amount $                                                   Value $
------------                                              -------------

     780,000  McCook, British Home Project RB,
               (LOC: LaSalle Bank NA)
               4.250%, 12/01/09                                 779,969
   2,500,000  Oak Park, Industrial Development RB,
               Prairie Court, Mandatory Put (6)
               5.500%, 12/01/06                               2,518,075
     140,000  Pekin, Single-Family Mortgage RB, ETM
               7.400%, 12/01/08                                 146,601
     110,000  Peoria, New Public Housing RB
               4.875%, 10/01/06                                 110,223
   6,249,000  Pingree Grove, Special Services Area,
               Cambridge Lakes Project, Series 05-1
               5.250%, 3/01/15                                6,300,242
     805,000  State Health Facilities Authority RB,
               Lutheran, Series C, FSA
               7.000%, 4/01/08                                  830,406
      70,000  Will County, Special Education RB
               4.250%, 1/01/07                                   70,097
                                                          -------------
                                                             19,215,462
              INDIANA - 1.0%
     175,000  Allen County, Redevelopment District
               Tax Increment TA, I-469 Bluffton
               Road Economic Development Project
               5.800%, 11/15/07                                 176,871
     305,000  Fairfield, Junior-Senior High School
               Building RB
               5.150%, 1/01/07                                  305,332
     675,000  Hammond, Local Public Improvement RB,
               Series A, FGIC
               5.100%, 3/15/07                                  675,709
     100,000  Lawrence, Multi-Family Housing RB,
               Pinnacle Apartments Project, AMT,
               FNMA, Mandatory Put (6)
               5.150%, 1/01/08                                  101,510


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------
              MUNICIPAL BONDS - (CONTINUED)
              INDIANA - (CONTINUED)
     150,000  State Health Facilities Financing
               Authority, Hospital RB, Sisters of
               St. Francis Health, Series A, MBIA
               5.000%, 11/01/09                                 154,863
     300,000  State Housing Finance Authority RB,
               Single-Family Mortgage, Series A-3,
               AMT, GNMA, FNMA
               5.375%, 1/01/23                                  304,890
                                                          -------------
                                                              1,719,175
              IOWA - 0.2%
      10,000  Sioux City, Hospital RB, Series O, MBIA, ETM
               5.250%, 8/15/10                                   10,011
      35,000  Sioux City, Hospital RB, St. Lukes Medical
               Center Project, ETM
               6.375%, 9/01/06                                   35,078
     350,000  State Financial Authority, Solid Waste
               Disposal RB, IPSCO Project, AMT, Mandatory
               Put (6)
               6.000%, 6/01/07                                  352,996
                                                          -------------
                                                                398,085
              KANSAS - 2.6%
   2,250,000  Sedgwick & Shawnee Counties, Single-Family
               Mortgage RB, Series A, AMT, GNMA, FNMA (8)
               5.600%, 6/01/27                                2,341,350
     149,000  Wichita, Hospital RB, ETM
               6.750%, 10/01/07                                 151,430
   1,025,000  Wyandotte County, Sales Tax RB, 1st Lien,
               Area B, (LOC: Citibank NA)
               3.750%, 12/01/12                               1,013,151


 Principal
  Amount $                                                   Value $
------------                                              -------------

   1,000,000  Wyandotte County, Sales Tax RB, 1st Lien,
               Area C, (LOC: Citibank NA)
               3.850%, 12/01/13                                 991,230
                                                          -------------
                                                              4,497,161
              KENTUCKY - 0.9%
   1,320,000  State Area Development Districts Financing
               GO, Henderson, Series G1
               5.750%, 12/01/20                               1,371,506
      55,000  State Turnpike Authority RB, ETM  (1)
               6.625%, 7/01/08                                   56,904
      75,000  State Turnpike Authority Toll Road RB, ETM
               6.125%, 7/01/08                                   76,960
                                                          -------------
                                                              1,505,370
              LOUISIANA - 1.4%
     185,000  Calcasieu Parish, Public Transportation
               Authority RB, Single-Family Mortgage,
               Series A, AMT, GNMA, FNMA
               5.850%, 10/01/32                                 187,111
      60,000  Jefferson Parish, Hospital Service
               District No. 1 RB, ETM
               7.250%, 1/01/09                                   62,552
      60,000  Monroe-West Monroe, Single-Family Mortgage
               RB, ETM
               7.200%, 8/01/10                                   63,254
     170,000  Orleans Parish, School Board GO, MBIA,
               ETM (7)
               7.018%, 2/01/08                                  151,085
      30,000  State Public Facilities Authority Hospital
               RB, Pendleton Memorial Methodist Hospital,
               ETM
               5.000%, 6/01/08                                   30,467
   2,000,000  State Public Facilities Authority RB,
               Multi-Family Housing, River View, FHLMC (1)
               3.450%, 4/01/36                                2,000,000
                                                          -------------
                                                              2,494,469


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              MARYLAND - 1.6%
   2,180,000  Baltimore, Unrefunded Capital
               Appreciation GO, Series A,
               FGIC  (7)
               6.046%, 10/15/09                               1,842,841
   1,000,000  State Health & Higher Education RB,
               Howard County General Hospital,
               ETM
               5.500%, 7/01/13                                1,019,590
                                                          -------------
                                                              2,862,431
              MASSACHUSETTS - 0.1%
     125,000  State Health & Educational
               Facilities Authority RB, MBIA
               5.000%, 7/01/13                                  125,096
                                                          -------------
              MICHIGAN - 2.1%
     700,000  Detroit/Wayne County, Stadium
               Authority RB, FGIC
               5.250%, 2/01/09                                  718,718
     750,000  Grand Valley, State University RB,
               AMBAC
               5.150%, 10/01/09                                 759,172
     960,000  Kalamazoo, Hospital Finance
               Authority RB, Borgess Medical
               Center, Series A, AMBAC, ETM
               5.500%, 6/01/08                                  980,496
      35,000  Kalamazoo, Hospital Finance
               Authority RB, Borgess Medical
               Center, Series A, FGIC, ETM
               6.125%, 7/01/07                                   35,067
     350,000  Kalamazoo, Hospital Finance
               Authority RB, Bronson Methodist,
               MBIA
               5.500%, 5/15/08                                  358,631
     800,000  State Hospital Finance Authority RB,
               Bay Medical Center,
               Series A, FSA
               5.125%, 7/01/09                                  818,112
                                                          -------------
                                                              3,670,196


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MINNESOTA - 0.3%
     310,000  Alexandria, Industrial Development
               RB, Seluemed Limited LLP Project,
               AMT, (LOC: First Trust NA)
               5.300%, 3/01/10                                  310,099
      85,000  Burnsville, Hospital System RB,
               Fairview Community Hospitals,
               ETM  (7)
               4.034%, 5/01/12                                   59,531
      80,000  St. Paul, Housing & Redevelopment
               Authority TA, Downtown & 7th Place
               Project, AMBAC, ETM
               5.300%, 9/01/06                                   80,107
                                                          -------------
                                                                449,737
              MISSISSIPPI - 3.8%
   1,235,000  Mississippi Business Finance RB,
               TT&W Farm Products Project, AMT,
               (LOC: National Bank)
               6.900%, 7/01/10                                1,237,569
   3,700,000  Mississippi Development RB,
               Wilkinson County Correctional
               Facilities, FGIC  (1)
               3.440%, 8/01/16                                3,700,000
     500,000  Mississippi Higher Education RB,
               Series B, AMT
               5.800%, 9/01/06                                  500,610
   1,275,000  Mississippi Home Corporation RB,
               Single-Family Mortgage,
               Series A, AMT, FNMA, GNMA, USDA
               3.150%, 6/01/20                                1,258,744
                                                          -------------
                                                              6,696,923
              MISSOURI - 1.9%
   1,090,000  Boone County, Industrial Development
               Authority RB, Otscon Project, AMT,
               Mandatory Put, (LOC: Boone County
               National Bank) (1) (6)
               4.750%, 5/01/12                                1,083,732


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              MISSOURI - (CONTINUED)
              Pacific, Industrial Development
               Authority RB, Clayton Project, AMT,
               (LOC: Commerce Bank NA)
     720,000   6.450%, 5/01/17                                  728,410
     720,000   6.200%, 5/01/12                                  728,251
     100,000  St. Charles County, Industrial
               Development Authority RB, Garden
               View Care Center Project, AMT,
               (LOC: U.S. Bank NA)
               5.400%, 11/15/16                                 101,340
     500,000  St. Louis, Industrial Development
               Authority RB, Multi-Family Housing,
               Blumeyer General Apartments
               Project, AMT, Mandatory Put, (GA:
               AIG Retirement Services) (6)
               3.125%, 8/20/06                                  499,470
     200,000  St. Louis, Industrial Development
               Authority RB, Multi-Family Housing,
               Vaughn Elderly Apartments Project,
               AMT, Mandatory Put, (GA: Sun
               America AIG) (6)
               4.000%, 12/20/06                                 199,324
                                                          -------------
                                                              3,340,527
              MONTANA - 0.0%
      10,000  State Board Investment RB, Payroll
               Tax Workers Compensation Project,
               MBIA, ETM
               6.875%, 6/01/11                                   10,527
                                                          -------------
              NEBRASKA - 0.1%
     100,000  Madison County, Hospital Authority
               RB, Faith Regional Healthcare
               Services Project, RADIAN
               4.850%, 7/01/09                                  102,343
                                                          -------------



 Principal
  Amount $                                                   Value $
------------                                              -------------

              NEVADA - 0.5%
     530,000  Carson City, Hospital RB, Tahoe
               Hospital Project, Series A, RADIAN
               2.300%, 9/01/07                                  518,409
     345,000  Henderson, Local Improvement
               Districts SA, Lake Las Vegas,
               Sub-Series B-2
               3.900%, 8/01/07                                  341,726
      35,000  State Municipal Bond GO, Project
               No. 28-31-C, ETM
               7.200%, 1/01/09                                   35,583
                                                          -------------
                                                                895,718
              NEW JERSEY - 7.5%
   3,895,000  Atlantic City, Municipal Utilities
               Authority RB,
               Sub-Water Systems (3) (4)
               5.000%, 1/01/08                                3,926,627
   1,500,000  Bergen County, Utilities
               Authority RB, Project Notes
               3.000%, 12/15/06                               1,494,315
   1,040,000  Bloomfield, Parking Authority RB,
               Project Notes
               5.875%, 5/17/07                                1,041,092
   3,500,000  Cliffside Park GO, BAN (9)
               5.190%, 2/14/07                                3,491,670
   3,000,000  Clinton Township GO, Board of
               Education (2) (9)
               5.875%, 1/10/07                                3,001,890
      15,000  Hudson County GO
               5.125%, 8/01/08                                   15,186
     125,000  State Health Care Facilities
               Financing Authority RB, Allegany
               Health, Our Lady of Lourdes, ETM, MBIA
               5.000%, 7/01/08                                  125,503
                                                          -------------
                                                             13,096,283


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              NEW MEXICO - 0.6%
   1,000,000  State, Mortgage Financial Authority
               RB, Single-Family Housing, Series A2,
               Class I, AMT, GNMA, FNMA, FHLMC
               3.900%, 1/01/19                                  998,540
                                                          -------------
              NEW YORK - 3.1%
     100,000  Freeport GO (2)
               4.500%, 8/01/08                                  101,140
     590,000  Highland Hospital RB, Rochester (9)
               4.950%, 8/01/07                                  586,431
   2,165,000  New York State Housing Finance Agency RB,
               Multi-Family Housing, Series B, AMT, SONYMA
               4.750%, 8/15/37                                2,169,395
     445,000  Saratoga County, Industrial Development
               Agency RB, Saratoga Hospital Project,
               Series A
               5.000%, 12/01/07                                 449,254
     720,000  State Dormitory Authority RB, Mental Health
               Project, Series B, Partially
               Pre-Refunded @ 102 (5)
               5.700%, 2/15/07                                  741,219
       5,000  State Housing Finance Agency RB, University
               Construction, Series A, ETM
               7.900%, 11/01/06                                   5,052
     690,000  State Urban Development RB, Capital
               Appreciation, Series O, FSA (7)
               11.435%, 1/01/11                                 526,511
     895,000  Tobacco Settlement Financing RB, Series C-1
               5.250%, 6/01/12                                  905,507
                                                          -------------
                                                              5,484,509


 Principal
  Amount $                                                   Value $
------------                                              -------------

              NORTH CAROLINA - 0.2%
     100,000   Pasquotank County, Public Schools Project
               COP, MBIA
               5.000%, 6/01/15                                  101,834
      80,000  State Medical Care Community Hospital RB,
               Memorial Mission Hospital Project, ETM
               7.625%, 10/01/08                                  83,186
     125,000  State Medical Care Community RB,
               North Carolina Housing Foundation
               Project, ACA
               6.000%, 8/15/10                                  128,717
     125,000  State Medical Care Community RB,
               Saint Joseph Hospital Project,
               AMBAC, ETM
               5.000%, 10/01/08                                 125,241
                                                          -------------
                                                                438,978
              NORTH DAKOTA - 0.2%
     285,000  State Housing Finance Agency RB,
               Home Mortgage Program, Series A, AMT
               5.200%, 7/01/19                                  288,967
                                                          -------------
              OHIO - 0.2%
     100,000  Cuyahoga County, Deaconess Hospital Project
               RB, ETM
               6.750%, 11/01/09                                 104,023
     185,000  Franklin County, First Mortgage RB,
               OCLC Project, ETM
               7.500%, 6/01/09                                  193,388
                                                          -------------
                                                                297,411
              OKLAHOMA - 2.3%
              Pottawatomie County, Shawnee Public Schools
               Project RB
     440,000   5.000%, 9/01/07                                  444,976
     835,000   5.000%, 9/01/08                                  851,383
     930,000   5.000%, 9/01/09                                  953,975
     115,000  Tulsa County, Home Financial Authority RB,
               Single-Family Mortgage, Mortgage-Backed
               Securities Program, Class B, AMT, GNMA
               7.100%, 8/01/30                                  116,409


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              OKLAHOMA - (CONTINUED)
   1,500,000  Tulsa, Industrial Authority TA, Series A (9)
               7.020%, 1/01/12                                1,506,765
     175,000  Tulsa, Industrial Authority TA, Series B (9)
               6.970%, 7/01/11                                  175,445
                                                          -------------
                                                              4,048,953
              OREGON - 1.1%
     560,000  State Housing & Community Services
               Department RB, Single-Family Mortgage
               Program, Series F, AMT, MBIA
               5.650%, 7/01/28                                  573,188
   1,385,000  State Housing & Community Services
               Department RB, Single-Family Mortgage
               Program, Series J, AMT, FNMA
               5.750%, 7/01/29                                1,410,539
                                                          -------------
                                                              1,983,727
              PENNSYLVANIA - 6.0%
      10,000  Berks County GO, Second Series, MBIA
               3.100%, 11/15/08                                   9,813
   1,000,000  Chester County, Health & Education Facilities
               Authority RB, Chester County Hospital, MBIA
               5.625%, 7/01/08                                1,011,470
     660,000  Dauphin County, General Authority RB, School
               District Program 0-1, FSA, Mandatory Put (6)
               3.500%, 6/01/26                                  658,891
      10,000  Delaware County, Industrial  Development
               Authority RB, Martins Run Project
               6.000%, 12/15/06                                   9,999


 Principal
  Amount $                                                   Value $
------------                                              -------------

      50,000  Eastern Snyder County,
               Regional Authority Sewer RB, MBIA
               2.000%, 11/01/06                                  49,684
     170,000  Lakeland, School District GO, ETM
               8.875%, 8/15/10                                  186,611
     220,000  Leesport, Borough Authority Sewer RB,
               Pre-Refunded @ 100 (5)
               5.250%, 11/15/06                                 220,422
   2,000,000  Montgomery County, Industrial Development
               Authority RB, Adult Communities Total
               Services, Series B
               5.750%, 11/15/17                              2,050,420
   2,000,000  Philadelphia, Authority for Industrial
               Development RB, PGH Development Corporation
               5.500%, 7/01/10                                2,021,260
      75,000  Philadelphia, Hospitals Authority RB,
               Thomas Jefferson University Hospital, ETM
               7.000%, 7/01/08                                   77,866
       5,000  Pittsburgh GO, Series C, ETM
               7.000%, 3/01/07                                    5,094
   2,600,000  Pittsburgh, Urban Redevelopment
               Authority RB, Multi-Family Housing,
               Louis Mason Junior Project, Mandatory Put (6)
               5.000%, 12/01/07                               2,615,444
   1,605,000  State Higher Educational Facilities Authority
               RB, Saint Francis Independent Colleges-
               Universities
               5.000%, 11/01/11                               1,613,972
                                                          -------------
                                                             10,530,946
              RHODE ISLAND - 0.1%
     166,000  Warwick GO, Series A, MBIA
               6.600%, 11/15/06                                 166,395
                                                          -------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              SOUTH CAROLINA - 0.7%
   1,300,000  State Housing Finance & Development
               Authority RB,
               Multi-Family Housing, Spartanburg
               Project, Series A, FHLMC (1)
               3.650%, 8/01/31                                1,300,000
                                                          -------------
              SOUTH DAKOTA - 0.6%
     820,000  State Health & Educational
               Facilities RB, Rapid City Regional
               Hospital, MBIA
               5.000%, 9/01/06                                  820,828
     190,000  State Lease Revenue Trust COP,
               Series B, FSA
               6.500%, 9/01/08                                  194,387
                                                          -------------
                                                              1,015,215
              TENNESSEE - 2.8%
   4,655,000  Oak Ridge, Industrial Development
               Board RB, (LOC: Allied Irish Bank PLC) (1)
               3.670%, 9/01/32                                4,655,000
     280,000  State Housing Development Agency RB,
               Homeownership Program, Series 1D
               4.700%, 7/01/15                                  280,216
                                                          -------------
                                                              4,935,216
              TEXAS - 4.8%
     115,000  Dallas County GO, Series B
               5.300%, 8/15/07                                  115,650
     420,000  Galveston County, Single-Family Housing
               Mortgage RB, Mortgage-Backed Securities
               Project, Series A, AMT, GNMA, FNMA
               6.200%, 12/01/32                                 425,998
   2,665,000  Pasadena, Independent School District GO,
               Building, Series B, FSA  (1)
               3.440%, 2/01/35                                2,665,000




 Principal
  Amount $                                                   Value $
------------                                              -------------

   2,885,000  Retama, Development Special Facilities RB,
               Retama Racetrack, ETM  (9)
               8.750%, 12/15/10                               3,283,851
   1,640,000  State Department of Housing & Community
               Affairs RB, High Point III Project,
               Series A, FNMA (1)
               3.670%, 2/01/23                                1,640,000
     260,000  Valley Community Hospital RB, ETM
               7.500%, 4/01/09                                  273,957
                                                          -------------
                                                              8,404,456
              VIRGINIA - 10.9%
     365,000  Louisa, Industrial Development Authority RB,
               Pollution Control
               5.250%, 12/01/08                                 369,771
     950,000  Newport News, Redevelopment & Housing
               Authority RB, Springhouse Apartments
               Project, FHLMC (1)
               3.450%, 9/01/26                                  950,000
     110,000  Petersburg GO, FGIC
               4.950%, 3/01/07                                  110,101
   2,245,000  Pocahontas Parkway Association, Toll
               Road RB, Capital Appreciation, 1st Tier,
               Sub-Series C, ETM (7)
               4.060%, 8/15/08                                2,071,259
  11,285,000  Pocahontas Parkway Association, Toll
               Road RB, Capital Appreciation, Series B,
               ACA, Pre-Refunded @ 45.5 (5) (7)
               4.010%, 8/15/08                                4,737,330
  13,915,000  Pocahontas Parkway Association, Toll Road RB,
               Capital Appreciation, Series B, ACA,
               Pre-Refunded @ 48.201 (5) (7)
               4.010%, 8/15/08                                6,188,140


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


 Principal
  Amount $                                                   Value $
------------                                              -------------

              MUNICIPAL BONDS - (CONTINUED)
              VIRGINIA - (CONTINUED)
     585,000  Pocahontas Parkway Association, Toll Road RB,
               Capital Appreciation, Series B, ACA-CBI,
               Pre-Refunded @ 40.387  (5) (7)
               3.945%, 8/15/08                                  217,977
   3,795,000  Pocahontas Parkway Association, Toll Road RB,
               Capital Appreciation, Series B, ACA-CBI,
               Pre-Refunded @ 57.582  (5) (7)
               4.010%, 8/15/08                                2,016,132
   1,740,000  Pocahontas Parkway Association, Toll Road RB,
               Capital Appreciation, Series B,
               Pre-Refunded @ 28.382 (5) (7)
               4.022%, 8/15/08                                  455,619
     700,000  Pocahontas Parkway Association, Toll Road RB,
               Capital Appreciation, Series B,
               Pre-Refunded @ 82.1 (5) (7)
               3.995%, 8/15/08                                  530,222
   1,500,000  Poplar Hill, Community
               Development Authority, COP, Series
               A, USDA  (9)
               5.500%, 9/01/34                                1,443,945
                                                          -------------
                                                             19,090,496
              WEST VIRGINIA - 0.0%
      65,000  Cabell, Putnam, & Wayne Counties,
               Single-Family Residential Mortgage
               RB, ETM, FGIC
               7.375%, 4/01/10                                   68,435
                                                          -------------
              WISCONSIN - 3.8%
     500,000  Antigo, Taxable-Bond Anticipation Notes
               RB (2) (9)
               6.375%, 8/01/09                                  507,050
   1,000,000  Fond Du Lac, Water Works RB, BAN
               4.000%, 3/01/10                                  997,890


 Principal
  Amount $                                                   Value $
------------                                              -------------

   1,250,000  Kronenwetter, Anticipation Notes
               4.750%, 3/01/11                                1,261,538
     350,000  Oconomowoc, Industrial Development RB,
               Cl&D Graphics Project, AMT,
               (LOC: Marshall & Ilslay)
               5.650%, 9/15/07                                  353,101
     900,000  Oshkosh, Industrial Development
               Authority RB, Don Evans Project,
               AMT, Mandatory Put, (LOC: Marshall
               & Ilslay)  (6)
               5.500%, 12/01/11                                 913,041
   1,500,000  State Health & Educational Facilities RB,
               Aurora Health Care, MBIA
               5.000%, 8/15/09                                1,544,970
   1,055,000  State Housing & Economic Development
               Authority RB, AMT, Series E
               5.800%, 9/01/17                                1,075,530
                                                          -------------
                                                              6,653,120
                                                          -------------
              TOTAL MUNICIPAL BONDS
               (Cost $173,127,808)                          172,694,944
                                                          -------------
              CORPORATE OBLIGATIONS  - 2.9%
   1,678,726  IIS/Syska Holdings Energy (10)
              3.900%, 8/15/08                                 1,565,412
     250,000  Kidspeace National Centers
               of Georgia, USDA
               (1) (3) (4)
               4.500%, 12/01/28                                 248,635
   3,358,333  USDA Airtanker  (10)
               8.000%, 2/01/08                                3,321,391
                                                          -------------
              TOTAL CORPORATE OBLIGATIONS
               (Cost $5,282,963)                              5,135,438
                                                          -------------
              SHORT-TERM INVESTMENTS  - 0.7%
     107,072  JPMorgan Chase Bank, N.A.
               Time Deposit (Nassau), 4.84%                     107,072


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


  Shares                                                    Value $
----------                                                -------------

              SHORT-TERM INVESTMENTS - (CONTINUED)
   1,115,646  BlackRock Institutional Muni
               Fund Portfolio, 3.40% (11)                     1,115,646
                                                          -------------
              TOTAL SHORT-TERM INVESTMENTS
               (Cost $1,222,718)                              1,222,718
                                                          -------------
              TOTAL INVESTMENTS - 102.1%
               (Cost $179,633,489)*                         179,053,100
                                                          -------------
              OTHER ASSETS LESS LIABILITIES - (2.1)%         (3,721,262)
                                                          -------------
              TOTAL NET ASSETS - 100.0%                   $ 175,331,838
                                                          =============

*At July 31, 2006, the tax basis cost of the Fund's investments was $179,633,489, and the unrealized appreciation and depreciation of investments owned by the Fund were $435,870 and $(1,016,259), respectively.
(1) Variable Rate Security -- Rate disclosed is as of July 31, 2006.
(2) Security purchased on a when-issued basis.
(3) Private Placement Security. Security considered restricted (See table on the following page).
(4) Security considered illiquid. On July 31, 2006, the value of these securities amounted to $7,175,262, representing 4.1% of the net assets of the Fund.
(5) Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(6) Mandatory Put Security -- The mandatory put date is shown as the maturity date on the Schedule of Investments.
(7) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.
(8) Step Bond -- Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2006.
(9) Security is taxable.


(10) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2006, the value of these securities amounted to $4,886,803, representing 2.8% of the net assets of the Fund.
(11) Rate shown is the 7-day effective yield as of July 31, 2006.
AMT -- Income from security may be subject to alternative minimum tax.
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
ETM -- Escrowed to Maturity
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GA -- Guaranteed Agreement
GNMA -- Government National Mortgage Association
GO -- General Obligation
LLP -- Limited Liability Partnership
LOC -- Letter of Credit
NA -- National Association
PLC -- Public Limited Company
RB -- Revenue Bond
SA -- Special Assessment
TA -- Tax Allocation
Guaranteed as to principal and interest by the organization identified below:
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Corporation
FGIC -- Federal Guaranty Insurance Company
FHA -- Federal Housing Administration
FSA -- Financial Security Assurance
MBIA -- Municipal Bond Investors Assurance
RADIAN -- RADIAN Guaranty
SONYMA -- SONYMA Guaranty
USDA -- USDA Guaranty
For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------
SCHRODER SHORT-TERM MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


SCHEDULE OF INVESTMENTS
JULY 31 (UNAUDITED)


As of July 31, 2006, the Fund owned private placement investments that were purchased through private offerings or acquired through initial public offerings and cannot be sold without prior registrations under the Securities Act of 1933 or pursuant to an exemption therefrom. These investments are valued in accordance with procedures approved by the Fund's Board of Trustees. The acquisition dates of these investments, along with their costs and values as of July 31, 2006 were as follows:

                                                                                                              % of Net
                                Principal Amount       Acquisition Date       Cost         Market Value        Assets
                                ----------------       ----------------       ----         ------------       -------
Atlantic City, Municipal
 Utilities Authority RB
 5.000%, 1/01/08                   $3,895,000               6/09/05        $4,050,255       $3,926,627          2.2%

Denver City & County Multi-
 Family Housing RB
 3.670%, 4/15/14                    3,000,000              10/19/05         3,000,000        3,000,000           1.7
Hapeville, Development
 Authority RB
 6.500%, 08/01/09                    490,000                7/12/06          490,000          491,715            0.3
Kidspeace National Centers of
 Georgia, USDA
 4.500%, 12/01/28                    250,000                1/05/04          250,000          248,635            0.1


------------------------------------------------------------

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Except for the matter noted below, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. The registrant's fund accountant and administrator, SEI Investments Global Fund Services ("SEI"), has notified the registrant that it identified a weakness in SEI's internal controls relating to the application of fair value pricing for certain international equity securities in the Schroder Emerging Market Equity Fund for which an automated fair valuation process was being used. SEI has notified the registrant that this control weakness has been corrected.


ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Series Trust


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 18, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------------
                                           Mark A. Hemenetz
                                           Principal Executive Officer
Date: September 18, 2006

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------------
                                           Alan M. Mandel
                                           Treasurer and Chief Financial Officer
Date: September 18, 2006

* Print the name and title of each signing officer under his or her signature.